March 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock Core Bond Trust (BHK)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2025
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
AIMCO CLO, Series 2018-BA, Class CRR, (3-mo. CME Term SOFR + 2.40%), 6.71%, 04/16/37(a)(b)	USD	650	$ 652,385
Apidos CLO XVIII-R(a)(b)
Series 2018-18A, Class A1R2, (3-mo. CME Term SOFR + 1.33%), 5.70%, 01/22/38		1,295	1,295,117
Series 2018-18A, Class BR2, (3-mo. CME Term SOFR + 1.70%), 6.07%, 01/22/38		777	774,763
Apidos CLO XXII, Series 2015-22A, Class CR, (3-mo. CME Term SOFR + 3.21%), 7.50%, 04/20/31(a)(b)		250	250,000
Apidos CLO XXIV, Series 2016-24A, Class A1AL, (3-mo. CME Term SOFR + 1.21%), 5.50%, 10/20/30(a)(b)		259	258,631
Assurant CLO I Ltd., Series 2017-1A, Class CR, (3-mo. CME Term SOFR + 2.41%), 6.70%, 10/20/34(a)(b)		500	498,970
Assurant CLO IV Ltd.(a)(b)
Series 2019-4A, Class CR, (3-mo. CME Term SOFR + 2.66%), 6.95%, 04/20/30		500	499,984
Series 2019-4A, Class DR, (3-mo. CME Term SOFR + 3.91%), 8.20%, 04/20/30		600	599,961
Bain Capital Credit CLO Ltd., Series 2021-3A, Class D, (3-mo. CME Term SOFR + 3.36%), 7.66%, 07/24/34(a)(b)		250	250,000
Ballyrock CLO Ltd., Series 2024-28A, Class A2, (3-mo. CME Term SOFR + 1.70%), 6.03%, 01/20/38(a)(b)		500	499,917
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A2R, (3-mo. CME Term SOFR + 1.71%), 6.00%, 01/20/31(a)(b)		1,500	1,499,712
Birch Grove CLO 3 Ltd., Series 2021-3A, Class D1R, (3-mo. CME Term SOFR + 2.85%), 7.16%, 01/19/38(a)(b)		250	247,277
BlueMountain CLO XXVIII Ltd., Series 2021-28A, Class D, (3-mo. CME Term SOFR + 3.16%), 7.46%, 04/15/34(a)(b)		500	498,369
Bryant Park Funding Ltd., Series 2024-22A, Class C, (3-mo. CME Term SOFR + 2.60%), 6.90%, 04/15/37(a)(b)		1,200	1,204,356
Buckhorn Park CLO Ltd., Series 2019-1A, Class ARR, (3-mo. CME Term SOFR + 1.07%), 5.36%, 07/18/34(a)(b)		2,500	2,492,500
Canyon Capital CLO Ltd.(a)(b)
Series 2016-1A, Class CR, (3-mo. CME Term SOFR + 2.16%), 6.46%, 07/15/31		250	249,801
Series 2021-2A, Class D, (3-mo. CME Term SOFR + 3.61%), 7.91%, 04/15/34		500	499,071
Carlyle Global Market Strategies CLO Ltd.(a)(b)
Series 2013-1A, Class A1RR, (3-mo. CME Term SOFR + 1.21%), 5.53%, 08/14/30		2	1,823
Series 2013-1A, Class CR, (3-mo. CME Term SOFR + 3.61%), 7.93%, 08/14/30		1,000	1,000,310
CarVal CLO II Ltd., Series 2019-1A, Class AR2, (3-mo. CME Term SOFR + 1.02%), 5.31%, 04/20/32(a)(b)		393	392,621
CarVal CLO VC Ltd., Series 2021-2A, Class D, (3-mo. CME Term SOFR + 3.51%), 7.81%, 10/15/34(a)(b)		250	249,516
Cedar Funding XIV CLO Ltd., Series 2021-14A, Class B1R, (3-mo. CME Term SOFR + 1.70%), 6.00%, 10/15/37(a)(b)		500	498,483
Cedar Funding XV CLO Ltd., Series 2022-15A, Class B, (3-mo. CME Term SOFR + 1.80%), 6.09%, 04/20/35(a)(b)		400	398,184
CIFC Funding Ltd.(a)(b)
Series 2013-1A, Class CR, (3-mo. CME Term SOFR + 3.81%), 8.12%, 07/16/30		500	500,254
Series 2015-1A, Class ARR, (3-mo. CME Term SOFR + 1.37%), 5.66%, 01/22/31		486	486,192
Security		Par (000)	Value
Asset-Backed Securities (continued)
CIFC Funding Ltd.(a)(b) (continued)
Series 2017-1A, Class CRR, (3-mo. CME Term SOFR + 2.45%), 6.74%, 04/21/37	USD	1,000	$ 1,003,527
Series 2017-2A, Class AR, (3-mo. CME Term SOFR + 1.21%), 5.50%, 04/20/30		254	254,077
Series 2018-1A, Class A1R, (3-mo. CME Term SOFR + 1.32%), 5.67%, 01/18/38		1,036	1,036,029
Series 2018-1A, Class BR, (3-mo. CME Term SOFR + 1.70%), 6.05%, 01/18/38		1,295	1,294,092
Series 2019-1A, Class D1R2, (3-mo. CME Term SOFR + 3.05%), 7.34%, 10/20/37		500	496,336
Series 2020-1A, Class DR, (3-mo. CME Term SOFR + 3.36%), 7.66%, 07/15/36		500	499,322
Concord Music Royalties LLC, Series 2024-1A, Class A, 5.64%, 10/20/74(b)		164	163,037
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 1A, (1 mo. Term SOFR + 0.25%), 4.57%, 01/15/37(a)		764	728,218
Dewolf Park CLO Ltd., Series 2017-1A, Class DR, (3-mo. CME Term SOFR + 3.11%), 7.41%, 10/15/30(a)(b)		280	279,862
Dryden CLO Ltd.(a)(b)
Series 2017-53A, Class B, (3-mo. CME Term SOFR + 1.66%), 5.96%, 01/15/31		1,320	1,319,281
Series 2018-64A, Class D, (3-mo. CME Term SOFR + 2.91%), 7.20%, 04/18/31		1,250	1,249,460
Dryden Senior Loan Fund(a)(b)
Series 2015-37A, Class AR, (3-mo. CME Term SOFR + 1.36%), 5.66%, 01/15/31		134	134,383
Series 2017-50A, Class B, (3-mo. CME Term SOFR + 1.91%), 6.21%, 07/15/30		250	250,066
Eaton Vance CLO Ltd., Series 2015-1A, Class A2R, (3- mo. CME Term SOFR + 1.51%), 5.80%, 01/20/30(a)(b)		1,000	999,174
EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class B, 3.50%, 11/25/50(b)		110	92,857
Elmwood CLO 21 Ltd., Series 2022-8A, Class CR, (3- mo. CME Term SOFR + 2.70%), 6.99%, 10/20/36(a)(b)		500	501,758
Elmwood CLO 26 Ltd, Series 2026-1A, Class C, (3-mo. CME Term SOFR + 2.40%), 6.69%, 04/18/37(a)(b)		1,300	1,304,751
Elmwood CLO VI Ltd., Series 2020-3A, Class BRR, (3- mo. CME Term SOFR + 1.70%), 5.99%, 07/18/37(a)(b)		250	249,143
Fairstone Financial Issuance Trust I, Series 2020-1A, Class C, 5.16%, 10/20/39(b)	CAD	170	115,554
Flatiron CLO Ltd., Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.21%), 5.51%, 04/17/31(a)(b)	USD	319	319,069
Galaxy CLO Ltd., Series 2023-31A, Class E, (3-mo. CME Term SOFR + 8.43%), 12.73%, 04/15/36(a)(b)		350	349,697
Galaxy XX CLO Ltd., Series 2015-20A, Class CR, (3-mo. CME Term SOFR + 2.01%), 6.30%, 04/20/31(a)(b)		250	249,971
Galaxy XXVII CLO Ltd., Series 2018-27A, Class A, (3- mo. CME Term SOFR + 1.28%), 5.60%, 05/16/31(a)(b)		467	466,397
GoldenTree Loan Management U.S. CLO Ltd.(a)(b)
Series 2019-5A, Class BR, (3-mo. CME Term SOFR + 1.86%), 6.16%, 04/24/31		500	500,156
Series 2021-11A, Class AR, (3-mo. CME Term SOFR + 1.08%), 5.37%, 10/20/34		470	469,386
Golub Capital Partners CLO Ltd., Series 2021-55A, Class E, (3-mo. CME Term SOFR + 6.82%), 11.11%, 07/20/34(a)(b)		250	248,027
Gracie Point International Funding LLC, Series 2023-1A, Class D, (90-day Avg SOFR + 4.50%), 8.92%, 09/01/26(a)(b)		162	162,836
GreenSky Home Improvement Issuer Trust, Series 2024-2, Class C, 5.55%, 10/27/59(b)		100	100,129

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Highbridge Loan Management, Series 3A-2014, Class CR, (3-mo. CME Term SOFR + 3.86%), 8.15%, 07/18/29(a)(b)	USD	1,000	$ 1,000,606
Huntington Bank Auto Credit-Linked Notes, Series 2024-2, Class B1, 5.44%, 10/20/32(b)		722	724,933
Long Beach Mortgage Loan Trust, Series 2006-8, Class 2A4, (1 mo. Term SOFR + 0.59%), 4.91%, 09/25/36(a)		5,812	1,550,770
Madison Park Funding LIX Ltd., Series 2021-59A, Class A1R, (3-mo. CME Term SOFR + 1.50%), 5.79%, 04/18/37(a)(b)		1,300	1,302,602
Madison Park Funding XLVIII Ltd., Series 2021-48A, Class E, (3-mo. CME Term SOFR + 6.51%), 10.80%, 04/19/33(a)(b)		500	500,028
Madison Park Funding XXIII Ltd.(a)(b)
Series 2017-23A, Class AR, (3-mo. CME Term SOFR + 1.23%), 5.53%, 07/27/31		633	633,030
Series 2017-23A, Class CR, (3-mo. CME Term SOFR + 2.26%), 6.56%, 07/27/31		600	600,206
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class BR2, (3-mo. CME Term SOFR + 1.95%), 6.25%, 04/15/37(a)(b)		1,000	998,702
Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class C, (3-mo. CME Term SOFR + 2.16%), 6.46%, 07/17/34(a)(b)		250	249,173
Marble Point CLO XXIII Ltd., Series 2021-4A, Class D1, (3-mo. CME Term SOFR + 3.91%), 8.20%, 01/22/35(a)(b)		250	249,691
Navient Private Education Refi Loan Trust(b)
Series 2019-D, Class A2A, 3.01%, 12/15/59		381	370,010
Series 2019-GA, Class A, 2.40%, 10/15/68		122	117,874
Series 2021-CA, Class A, 1.06%, 10/15/69		626	562,393
Series 2021-DA, Class C, 3.48%, 04/15/60		408	380,572
Series 2021-EA, Class A, 0.97%, 12/16/69		755	669,729
Series 2023-A, Class A, 5.51%, 10/15/71		134	136,646
Nelnet Student Loan Trust(b)
Series 2021-A, Class D, 4.93%, 04/20/62		460	413,191
Series 2021-BA, Class B, 2.68%, 04/20/62		1,983	1,733,969
Series 2021-CA, Class AFL, (1 mo. Term SOFR + 0.85%), 5.17%, 04/20/62(a)		279	277,177
Neuberger Berman Loan Advisers CLO Ltd., Series 2019- 34A, Class BR, (3-mo. CME Term SOFR + 1.75%), 6.04%, 01/20/35(a)(b)		400	398,189
OCP CLO Ltd.(a)(b)
Series 16-11R, Class B1R2, (3-mo. CME Term SOFR + 1.95%), 6.25%, 04/26/36		500	499,638
Series 2017-13A, Class AR2, (3-mo. CME Term SOFR + 1.34%), 5.90%, 11/26/37		1,000	999,030
Series 2024-38A, Class A, (3-mo. CME Term SOFR + 1.33%), 5.68%, 01/21/38		1,000	1,000,095
Octagon 54 Ltd., Series 2021-1A, Class D, (3-mo. CME Term SOFR + 3.31%), 7.61%, 07/15/34(a)(b)		250	249,298
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A1RR, (3-mo. CME Term SOFR + 1.23%), 5.52%, 07/19/30(a)(b)		717	716,370
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class BR2, (3-mo. CME Term SOFR + 1.66%), 5.96%, 01/25/31(a)(b)		500	499,656
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class DRR, (3-mo. CME Term SOFR + 3.01%), 7.30%, 01/22/30(a)(b)		500	498,611
Security		Par (000)	Value
Asset-Backed Securities (continued)
OHA Credit Funding Ltd., Series 2019-4A, Class AR2, (3-mo. CME Term SOFR + 1.29%), 5.58%, 01/22/38(a)(b)	USD	250	$ 250,033
OZLM XXI Ltd., Series 2017-21A, Class C, (3-mo. CME Term SOFR + 2.93%), 7.22%, 01/20/31(a)(b)		1,000	999,605
Palmer Square CLO Ltd.(a)(b)
Series 2020-3ARR, Class A1R2, (3-mo. CME Term SOFR + 1.65%), 5.97%, 11/15/36		250	250,455
Series 2020-3ARR, Class A2R2, (3-mo. CME Term SOFR + 2.30%), 6.62%, 11/15/36		250	251,318
Series 2024-4A, Class B, (3-mo. CME Term SOFR + 1.65%), 5.98%, 01/15/38		920	917,357
Palmer Square Loan Funding Ltd., Series 2021-3A, Class A1, (3-mo. CME Term SOFR + 1.06%), 5.35%, 07/20/29(a)(b)		34	34,094
Park Avenue Institutional Advisers CLO Ltd., Series 2017- 1A, Class DR, (3-mo. CME Term SOFR + 7.07%), 11.39%, 02/14/34(a)(b)		1,300	1,210,580
Prodigy Finance DAC, Series 2021-1A, Class C, (1 mo. Term SOFR + 3.86%), 8.18%, 07/25/51(a)(b)		52	53,479
Regatta 30 Funding Ltd., Series 2024-4A, Class B, (3- mo. CME Term SOFR + 1.65%), 5.96%, 01/25/38(a)(b)		1,700	1,697,979
Regatta XVIII Funding Ltd., Series 2021-1A, Class BR, (3-mo. CME Term SOFR + 1.55%), 5.87%, 04/15/38(a)(b)		850	843,807
Rockford Tower CLO Ltd., Series 2021-3A, Class A1R, (3-mo. CME Term SOFR + 1.40%), 5.84%, 01/15/38(a)(b)		1,709	1,707,728
Romark CLO Ltd., Series 2017-1A, Class B, (3-mo. CME Term SOFR + 2.41%), 6.70%, 10/23/30(a)(b)		500	499,912
Signal Peak CLO Ltd., Series 2017-4A, Class XR, (3-mo. CME Term SOFR + 1.21%), 5.51%, 10/26/34(a)(b)		600	599,935
SMB Private Education Loan Trust(b)
Series 2019-A, Class A2A, 3.44%, 07/15/36		714	701,958
Series 2019-B, Class A2A, 2.84%, 06/15/37		157	153,148
Series 2021-A, Class A2B, 1.59%, 01/15/53		282	255,222
Series 2021-A, Class B, 2.31%, 01/15/53		185	178,793
Series 2021-C, Class C, 3.00%, 01/15/53		110	97,840
Series 2021-C, Class D, 3.93%, 01/15/53		59	52,859
Series 2021-D, Class A1A, 1.34%, 03/17/53		836	780,303
Series 2022-C, Class A1A, 4.48%, 05/16/50		272	269,519
Series 2023-B, Class A1B, (30-day Avg SOFR + 1.80%), 6.15%, 10/16/56(a)		181	183,962
Series 2023-C, Class A1A, 5.67%, 11/15/52		1,270	1,288,616
Sterling COOFS Trust(b)(c)
Series 2004-1, Class A, 2.36%, 04/15/29		700	—
Series 2004-2, Class Note, 2.08%, 03/30/30		343	—
Structured Asset Securities Corp. Pass-Through Certificates, Series 2002-AL1, Class A2, 3.45%, 02/25/32		13	10,927
Subway Funding LLC, Series 2024-1A, Class A2I, 6.03%, 07/30/54(b)		294	296,378
Symphony CLO XXXII Ltd., Series 2022-32A, Class B, (3-mo. CME Term SOFR + 1.85%), 6.14%, 04/23/35(a)(b)		600	598,317
TCI-Symphony CLO Ltd., Series 2017-1A, Class AR, (3-mo. CME Term SOFR + 1.19%), 5.49%, 07/15/30(a)(b)		247	247,224
Trestles CLO Ltd.(a)(b)
Series 2017-1A, Class CRR, (3-mo. CME Term SOFR + 2.10%), 6.40%, 07/25/37		1,750	1,754,668
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Trestles CLO Ltd.(a)(b) (continued)
Series 2017-1A, Class D1RR, (3-mo. CME Term SOFR + 3.15%), 7.45%, 07/25/37	USD	250	$ 248,342
Trimaran CAVU Ltd.(a)(b)
Series 2019-2A, Class C, (3-mo. CME Term SOFR + 4.98%), 9.27%, 11/26/32		500	501,901
Series 2021-2A, Class D1, (3-mo. CME Term SOFR + 3.51%), 7.81%, 10/25/34		500	499,385
Series 2023-1, Class E, (3-mo. CME Term SOFR + 8.94%), 13.23%, 07/20/36		500	502,188
Unique Pub Finance Co. PLC, Series 02, Class N, 6.46%, 03/30/32(d)	GBP	12	16,101
Voya CLO Ltd.(a)(b)
Series 2014-2A, Class A1RR, (3-mo. CME Term SOFR + 1.28%), 5.58%, 04/17/30	USD	21	20,706
Series 2017-2A, Class A2AR, (3-mo. CME Term SOFR + 1.91%), 6.21%, 06/07/30		250	250,205
Series 2018-2A, Class A2, (3-mo. CME Term SOFR + 1.51%), 5.81%, 07/15/31		1,000	999,555
Warwick Capital CLO Ltd., Series 2024-5A, Class A1, (3-mo. CME Term SOFR + 1.36%), 5.68%, 01/20/38(a)(b)		750	750,429
Whetstone Park CLO Ltd., Series 2021-1A, Class B1, (3-mo. CME Term SOFR + 1.86%), 6.15%, 01/20/35(a)(b)		725	723,001
Whitebox CLO I Ltd., Series 2019-1A, Class D1RR, (3- mo. CME Term SOFR + 3.10%), 7.40%, 07/24/36(a)(b)		500	499,696
Whitebox CLO II Ltd., Series 2020-2A, Class D1R2, (3- mo. CME Term SOFR + 2.90%), 7.20%, 10/24/37(a)(b)		500	500,002
Whitebox CLO III Ltd.(a)(b)
Series 2021-3A, Class DR, (3-mo. CME Term SOFR + 2.85%), 7.15%, 10/15/35		250	248,959
Series 2021-3A, Class ER, (3-mo. CME Term SOFR + 5.65%), 9.95%, 10/15/35		250	250,343
Total Asset-Backed Securities — 12.5% (Cost: $71,237,814)			70,163,810

	Shares
Common Stocks
Diversified Telecommunication Services — 0.0%
Wom New Holdco(c)	465	13,485
Womchi 2024	233,000	—
		13,485
Total Common Stocks — 0.0% (Cost: $13,485)		13,485

		Par (000)
Corporate Bonds
Advertising Agencies — 0.6%
Clear Channel Outdoor Holdings, Inc.(b)
5.13%, 08/15/27	USD	245	236,787
7.75%, 04/15/28		237	203,711
9.00%, 09/15/28(e)		472	484,774
7.50%, 06/01/29		618	510,380
7.88%, 04/01/30(e)		395	387,276
Security		Par (000)	Value
Advertising Agencies (continued)
CMG Media Corp., 8.88%, 06/18/29(b)	USD	127	$ 109,538
Interpublic Group of Cos., Inc., 5.40%, 10/01/48(e)		500	464,698
Lamar Media Corp., 4.00%, 02/15/30		21	19,449
Neptune Bidco U.S., Inc., 9.29%, 04/15/29(b)		248	215,177
Outfront Media Capital LLC/Outfront Media Capital Corp.(b)
5.00%, 08/15/27		46	45,211
4.25%, 01/15/29(e)		211	195,676
4.63%, 03/15/30		66	60,341
7.38%, 02/15/31		93	96,861
Stagwell Global LLC, 5.63%, 08/15/29(b)		69	65,709
			3,095,588
Aerospace & Defense — 3.0%
AAR Escrow Issuer LLC, 6.75%, 03/15/29(b)		187	190,022
Boeing Co.
3.20%, 03/01/29		1,840	1,727,565
2.95%, 02/01/30		800	728,686
6.53%, 05/01/34		550	589,317
Bombardier, Inc.(b)
6.00%, 02/15/28(e)		161	158,881
7.50%, 02/01/29		3	3,077
8.75%, 11/15/30		294	309,964
7.25%, 07/01/31		100	100,340
7.00%, 06/01/32(e)		162	161,299
Efesto Bidco SpA Efesto U.S. LLC, Series XR, 7.50%, 02/15/32(b)		501	488,520
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26(b)(e)		200	199,520
General Electric Co., 6.15%, 08/07/37(e)		2,150	2,308,952
Goat Holdco LLC, 6.75%, 02/01/32(b)		190	185,961
L3Harris Technologies, Inc.
2.90%, 12/15/29		1,200	1,106,352
1.80%, 01/15/31		300	254,034
Lockheed Martin Corp., 3.80%, 03/01/45		800	634,586
Northrop Grumman Corp.
4.70%, 03/15/33		400	394,617
4.75%, 06/01/43		850	767,829
RTX Corp.
2.38%, 03/15/32		1,000	850,588
5.15%, 02/27/33		900	908,006
4.50%, 06/01/42		300	263,880
Spirit AeroSystems, Inc.(b)
9.38%, 11/30/29		296	315,766
9.75%, 11/15/30		279	307,972
TransDigm, Inc.(b)
6.75%, 08/15/28		177	179,585
6.38%, 03/01/29		813	821,289
7.13%, 12/01/31		444	456,804
6.63%, 03/01/32		1,356	1,373,281
6.00%, 01/15/33		675	664,293
Triumph Group, Inc., 9.00%, 03/15/28(b)		428	449,949
			16,900,935
Air Freight & Logistics(b) — 0.0%
Rand Parent LLC, 8.50%, 02/15/30		127	125,731
Stonepeak Nile Parent LLC, 7.25%, 03/15/32		60	61,157
			186,888
Automobile Components — 0.5%
Aptiv Swiss Holdings Ltd., 5.40%, 03/15/49		465	401,003
Clarios Global LP/Clarios U.S. Finance Co.
4.38%, 05/15/26(d)	EUR	200	215,890
8.50%, 05/15/27(b)(e)	USD	1,287	1,287,302

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Automobile Components (continued)
Clarios Global LP/Clarios U.S. Finance Co. (continued)
6.75%, 05/15/28(b)	USD	340	$ 344,789
6.75%, 02/15/30(b)		127	128,210
Dana, Inc.
4.25%, 09/01/30		46	42,454
4.50%, 02/15/32		70	63,743
Goodyear Tire & Rubber Co.
5.25%, 04/30/31		6	5,412
5.63%, 04/30/33		81	72,352
IHO Verwaltungs GmbH, Series MAR, (7.00% PIK), 7.00%, 11/15/31(d)(f)	EUR	100	110,819
Schaeffler AG, 04/01/28(d)(g)		100	107,860
Tenneco, Inc., 8.00%, 11/17/28(b)	USD	185	176,443
			2,956,277
Automobiles — 1.0%
Asbury Automotive Group, Inc., 4.50%, 03/01/28		10	9,628
Aston Martin Capital Holdings Ltd., 10.38%, 03/31/29(d)	GBP	100	120,236
Carvana Co.(b)(f)
(9.00% PIK), 9.00%, 06/01/30	USD	343	363,212
(9.00% PIK), 9.00%, 06/01/31		639	710,175
Cougar JV Subsidiary LLC, 8.00%, 05/15/32(b)		108	111,317
Ford Motor Co., 4.75%, 01/15/43		2,000	1,517,669
General Motors Co., 6.25%, 10/02/43(e)		2,506	2,411,092
LCM Investments Holdings II LLC(b)
4.88%, 05/01/29		55	51,612
8.25%, 08/01/31(e)		244	253,244
Nissan Motor Co. Ltd., 4.81%, 09/17/30(b)		200	189,968
RCI Banque SA, (5-year EURIBOR ICE Swap + 2.20%), 4.75%, 03/24/37(a)(d)	EUR	100	107,954
			5,846,107
Banks — 6.5%
Abanca Corp. Bancaria SA, (5-year EURIBOR ICE Swap + 2.45%), 4.63%, 12/11/36(a)(d)		100	107,670
Bangkok Bank PCL/Hong Kong, (5-year CMT + 4.73%), 5.00%(a)(d)(h)	USD	500	496,500
Bank Negara Indonesia Persero Tbk PT, 3.75%, 03/30/26(d)		252	245,952
Bank of America Corp., (3-mo. CME Term SOFR + 1.57%), 4.27%, 07/23/29(a)		4,000	3,951,458
Barclays Bank PLC, 1.00%, 02/16/29(i)		229	226,545
Barclays PLC, (1-year CMT + 1.05%), 2.28%, 11/24/27(a)(e)		3,000	2,884,166
Citigroup, Inc., (1-day SOFR + 2.34%), 6.27%, 11/17/33(a)(e)		1,567	1,663,032
Deutsche Bank AG, (1-day SOFR + 3.18%), 6.72%, 01/18/29(a)(e)		850	889,568
Goldman Sachs Group, Inc., (3-mo. CME Term SOFR + 1.56%), 4.22%, 05/01/29(a)(e)		4,000	3,944,819
HSBC Holdings PLC, 6.10%, 01/14/42		610	645,840
JPMorgan Chase & Co.(a)
(1-day SOFR + 1.13%), 5.00%, 07/22/30(e)		3,000	3,027,154
(1-day SOFR + 1.18%), 2.55%, 11/08/32		1,000	864,861
(1-day SOFR + 1.62%), 5.34%, 01/23/35		540	545,749
(1-day SOFR + 2.08%), 4.91%, 07/25/33		1,381	1,370,019
(3-mo. CME Term SOFR + 1.42%), 3.70%, 05/06/30		1,000	962,266
(3-mo. CME Term SOFR + 2.46%), 3.11%, 04/22/41		800	604,123
Morgan Stanley(a)
(1-day SOFR + 1.26%), 5.66%, 04/18/30(e)		3,000	3,092,872
(1-day SOFR + 1.73%), 5.12%, 02/01/29(e)		3,000	3,041,103
Security		Par (000)	Value
Banks (continued)
Morgan Stanley(a) (continued)
(1-day SOFR + 1.73%), 5.47%, 01/18/35	USD	600	$ 607,096
(1-day SOFR + 1.88%), 5.42%, 07/21/34		735	743,564
NatWest Group PLC, (1-year CMT + 2.27%), 5.52%, 09/30/28(a)		1,000	1,018,196
Standard Chartered PLC, (5-year USD ICE Swap + 1.97%), 4.87%, 03/15/33(a)(b)		500	494,540
State Street Corp., Series I, (5-year CMT + 2.61%), 6.70%(a)(h)		77	78,946
UBS AG/Stamford CT, 5.00%, 07/09/27		900	910,362
Walker & Dunlop, Inc., 6.63%, 04/01/33(b)		76	75,810
Wells Fargo & Co.(a)
(1-day SOFR + 1.78%), 5.50%, 01/23/35(e)		1,290	1,307,546
(1-day SOFR + 2.02%), 5.39%, 04/24/34		1,124	1,131,760
(1-day SOFR + 2.53%), 3.07%, 04/30/41(e)		2,250	1,676,804
			36,608,321
Beverages — 0.8%
Anheuser-Busch InBev Worldwide, Inc., 4.44%, 10/06/48		4,600	3,929,508
Keurig Dr. Pepper, Inc., Series 31, 2.25%, 03/15/31		400	347,893
			4,277,401
Biotechnology — 0.6%
Amgen, Inc.
5.25%, 03/02/30		800	818,251
4.20%, 03/01/33		1,000	947,890
5.25%, 03/02/33		600	608,665
5.60%, 03/02/43		650	644,297
Baxalta, Inc., 5.25%, 06/23/45		500	473,305
			3,492,408
Building Materials — 0.7%
Builders FirstSource, Inc., 6.38%, 03/01/34(b)		125	124,039
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.38%, 12/15/30(b)	EUR	110	122,392
6.38%, 12/15/30(d)		100	111,266
6.63%, 12/15/30(b)	USD	785	785,348
6.75%, 07/15/31(b)		122	122,793
JELD-WEN, Inc., 7.00%, 09/01/32(b)		248	220,016
New Enterprise Stone & Lime Co., Inc.(b)
5.25%, 07/15/28		55	53,160
9.75%, 07/15/28		89	89,468
Quikrete Holdings, Inc.(b)
6.38%, 03/01/32		698	702,432
6.75%, 03/01/33		204	203,072
Smyrna Ready Mix Concrete LLC(b)
6.00%, 11/01/28		251	243,536
8.88%, 11/15/31		479	496,261
Standard Building Solutions, Inc., 6.50%, 08/15/32(b)		224	223,933
Standard Industries, Inc.(b)
4.75%, 01/15/28		3	2,904
4.38%, 07/15/30		170	156,869
3.38%, 01/15/31		28	24,345
Wilsonart LLC, 11.00%, 08/15/32(b)		194	178,004
			3,859,838
Building Products — 1.1%
Beacon Roofing Supply, Inc., 6.50%, 08/01/30(b)		76	79,948
GYP Holdings III Corp., 4.63%, 05/01/29(b)		138	129,104
Home Depot, Inc., 5.88%, 12/16/36(e)		1,660	1,774,855
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Building Products (continued)
Lowe’s Cos., Inc.
1.70%, 10/15/30	USD	1,600	$ 1,364,946
5.00%, 04/15/33(e)		1,000	995,832
3.70%, 04/15/46		1,000	744,802
White Cap Buyer LLC, 6.88%, 10/15/28(b)		936	898,328
			5,987,815
Capital Markets — 1.0%
Apollo Debt Solutions BDC
6.90%, 04/13/29		23	23,864
6.70%, 07/29/31		105	108,333
6.55%, 03/15/32(b)		65	65,861
Ares Capital Corp., 5.80%, 03/08/32		39	38,766
Bain Capital Specialty Finance, Inc., 5.95%, 03/15/30		40	39,313
Blackstone Private Credit Fund
6.25%, 01/25/31		46	46,767
6.00%, 11/22/34(b)		385	370,374
Blue Owl Capital Corp. II, 8.45%, 11/15/26		66	69,183
Blue Owl Credit Income Corp.
7.75%, 09/16/27		169	176,384
6.60%, 09/15/29(b)		26	26,420
6.65%, 03/15/31		210	214,177
FMR LLC, 4.95%, 02/01/33(b)(e)		2,300	2,293,790
Focus Financial Partners LLC, 6.75%, 09/15/31(b)		167	164,692
Golub Capital Private Credit Fund, 5.88%, 05/01/30(b)		52	51,488
HA Sustainable Infrastructure Capital, Inc., 6.38%, 07/01/34(b)		151	149,247
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 06/15/27(b)		130	134,580
HPS Corporate Lending Fund, 6.75%, 01/30/29		89	91,679
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.25%, 05/15/27		262	249,086
9.75%, 01/15/29		155	154,073
4.38%, 02/01/29		108	89,980
10.00%, 11/15/29(b)		200	198,599
JPMorgan Chase Financial Co. LLC, 0.50%, 06/15/27(i)		191	200,073
Raymond James Financial, Inc., 4.95%, 07/15/46		400	362,097
Sixth Street Lending Partners, 6.13%, 07/15/30(b)		55	55,356
			5,374,182
Chemicals — 0.8%
Avient Corp., 6.25%, 11/01/31(b)		94	93,115
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(b)		173	178,421
Axalta Coating Systems LLC, 3.38%, 02/15/29(b)		198	181,079
Celanese U.S. Holdings LLC
6.50%, 04/15/30		97	96,300
6.75%, 04/15/33		95	92,221
Chemours Co.
5.38%, 05/15/27		151	147,302
5.75%, 11/15/28(b)		156	143,885
4.63%, 11/15/29(b)(e)		124	105,841
8.00%, 01/15/33(b)		114	106,599
Element Solutions, Inc., 3.88%, 09/01/28(b)		399	375,678
HB Fuller Co., 4.25%, 10/15/28		3	2,845
Herens Holdco SARL, 4.75%, 05/15/28(b)		200	179,914
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28(b)(e)		159	158,040
Itelyum Regeneration SpA, 04/15/30(d)(g)	EUR	100	107,319
Kobe U.S. Midco 2, Inc., (9.25% Cash or 10.00% PIK), 9.25%, 11/01/26(b)(f)	USD	204	182,859
Mativ Holdings, Inc., 8.00%, 10/01/29(b)		80	68,950
Security		Par (000)	Value
Chemicals (continued)
Methanex U.S. Operations, Inc., 6.25%, 03/15/32(b)	USD	122	$ 118,832
Olympus Water U.S. Holding Corp.
9.63%, 11/15/28(d)	EUR	100	112,591
9.75%, 11/15/28(b)	USD	363	376,872
7.25%, 06/15/31(b)		320	314,144
Sasol Financing USA LLC, 6.50%, 09/27/28		200	191,646
Sherwin-Williams Co., 3.80%, 08/15/49		350	261,185
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(b)		192	180,081
WR Grace Holdings LLC(b)
4.88%, 06/15/27		105	101,410
5.63%, 08/15/29(e)		742	638,570
7.38%, 03/01/31		152	151,869
			4,667,568
Commercial Services & Supplies — 2.4%
ADT Security Corp., 4.88%, 07/15/32(b)		39	36,406
Allied Universal Holdco LLC, 7.88%, 02/15/31(b)		1,349	1,366,200
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 06/01/29(b)(e)		698	641,449
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.63%, 06/01/28(b)		329	311,615
Arena Luxembourg Finance SARL, 05/01/30(a)(d)(g)	EUR	100	108,186
BCP V Modular Services Finance II PLC, 4.75%, 11/30/28(d)		100	104,620
Belron UK Finance PLC, 5.75%, 10/15/29(b)	USD	218	216,474
Boels Topholding BV, 5.75%, 05/15/30(d)	EUR	100	110,576
Brink’s Co.(b)
6.50%, 06/15/29	USD	85	86,165
6.75%, 06/15/32		56	56,778
Deluxe Corp., 8.13%, 09/15/29(b)		70	70,409
EquipmentShare.com, Inc., 8.00%, 03/15/33(b)		73	73,506
Fortress Transportation and Infrastructure Investors LLC(b)
5.50%, 05/01/28		9	8,821
7.88%, 12/01/30		478	499,205
7.00%, 05/01/31		193	196,092
7.00%, 06/15/32(e)		337	341,737
5.88%, 04/15/33		154	147,125
Garda World Security Corp.(b)
4.63%, 02/15/27		106	103,175
7.75%, 02/15/28		154	157,826
6.00%, 06/01/29		57	53,443
8.25%, 08/01/32		222	216,658
8.38%, 11/15/32		578	568,295
Hertz Corp., 12.63%, 07/15/29(b)		81	73,141
ITR Concession Co. LLC, 4.20%, 07/15/25(b)		4,000	3,977,954
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/29(b)		82	77,609
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 01/15/28(b)(e)		145	145,114
Raven Acquisition Holdings LLC, 6.88%, 11/15/31(b)		79	76,714
RR Donnelley & Sons Co., 9.50%, 08/01/29(b)		317	313,989
Service Corp. International
3.38%, 08/15/30		5	4,456
4.00%, 05/15/31		20	18,114
5.75%, 10/15/32		333	327,251
Sotheby’s, 7.38%, 10/15/27(b)(e)		465	447,707
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26(d)	EUR	88	95,068
Transurban Finance Co. Pty. Ltd., 4.13%, 02/02/26(b)	USD	580	577,167
Trustees of Columbia University in the City of New York, Series 2024, 4.36%, 10/01/35		1,000	954,492

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Verisure Holding AB, 9.25%, 10/15/27(d)	EUR	80	$ 90,552
Veritiv Operating Co., 10.50%, 11/30/30(b)	USD	91	96,353
Wand NewCo 3, Inc., 7.63%, 01/30/32(b)		342	349,985
Williams Scotsman, Inc.(b)
6.63%, 06/15/29		19	19,223
6.63%, 04/15/30		163	164,742
7.38%, 10/01/31		167	171,979
			13,456,371
Construction & Engineering — 0.2%
Arcosa, Inc.(b)
4.38%, 04/15/29		117	109,648
6.88%, 08/15/32		15	15,207
Brand Industrial Services, Inc., 10.38%, 08/01/30(b)		964	919,658
Cellnex Telecom SA, Series CLNX, 2.13%, 08/11/30(d)	EUR	100	114,187
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/27(d)	USD	200	190,500
			1,349,200
Consumer Finance — 0.6%
Block, Inc.
2.75%, 06/01/26		248	240,537
3.50%, 06/01/31		43	37,806
6.50%, 05/15/32(b)(e)		405	409,083
Boost Newco Borrower LLC, 7.50%, 01/15/31(b)		200	208,187
Bread Financial Holdings, Inc., (5-year CMT + 4.30%), 8.38%, 06/15/35(a)(b)		44	43,024
Capital One Financial Corp., (1-day SOFR + 2.60%), 5.82%, 02/01/34(a)		440	443,414
Global Payments, Inc., 1.50%, 03/01/31(i)		259	243,978
Moody’s Corp., 2.75%, 08/19/41		350	244,166
Navient Corp., 9.38%, 07/25/30		127	135,292
OneMain Finance Corp.
6.63%, 01/15/28		26	26,193
6.63%, 05/15/29		111	111,208
5.38%, 11/15/29		17	16,173
7.88%, 03/15/30		188	194,857
4.00%, 09/15/30		71	62,548
7.50%, 05/15/31		65	66,143
7.13%, 11/15/31		56	56,333
6.75%, 03/15/32		155	152,129
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 08/15/32(b)		251	252,993
Shift4 Payments, Inc., 0.00%, 12/15/25(i)(j)		112	128,128
SLM Corp., 6.50%, 01/31/30		32	32,835
WEX, Inc., 6.50%, 03/15/33(b)		193	190,884
			3,295,911
Consumer Staples Distribution & Retail — 0.0%
B&M European Value Retail SA, 6.50%, 11/27/31(d)	GBP	100	125,989
Walgreens Boots Alliance, Inc.
8.13%, 08/15/29	USD	79	80,666
4.80%, 11/18/44		52	47,079
			253,734
Containers & Packaging — 0.8%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/29(b)(e)		866	737,421
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.13%, 08/15/26(d)	EUR	200	199,770
4.13%, 08/15/26(b)	USD	202	185,529
Clydesdale Acquisition Holdings, Inc.(b)
6.63%, 04/15/29		219	220,209
Security		Par (000)	Value
Containers & Packaging (continued)
Clydesdale Acquisition Holdings, Inc.(b) (continued)
6.88%, 01/15/30	USD	157	$ 158,191
8.75%, 04/15/30(e)		366	371,177
6.75%, 04/15/32		389	391,691
LABL, Inc.(b)
5.88%, 11/01/28		12	9,444
9.50%, 11/01/28		301	254,490
8.63%, 10/01/31		140	104,300
Mauser Packaging Solutions Holding Co.(b)
7.88%, 04/15/27(e)		1,474	1,444,520
9.25%, 04/15/27		100	94,330
OI European Group BV, 6.25%, 05/15/28(b)	EUR	100	110,968
Owens-Brockway Glass Container, Inc., 6.63%, 05/13/27(b)	USD	27	26,852
Sealed Air Corp.(b)
4.00%, 12/01/27		38	36,577
5.00%, 04/15/29		38	36,906
Sealed Air Corp./Sealed Air Corp. U.S., 7.25%, 02/15/31(b)		11	11,387
Trident TPI Holdings, Inc., 12.75%, 12/31/28(b)		23	24,668
			4,418,430
Diversified REITs — 1.5%
American Tower Corp., 2.90%, 01/15/30(e)		2,500	2,299,648
Crown Castle, Inc.
4.90%, 09/01/29		750	746,562
2.10%, 04/01/31		1,000	840,836
2.90%, 04/01/41		350	245,616
Digital Realty Trust LP, 1.88%, 11/15/29(b)(i)		45	44,563
Equinix, Inc., 2.50%, 05/15/31		500	436,437
ERP Operating LP, 4.50%, 07/01/44		1,155	1,003,176
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(b)		54	49,858
Iron Mountain, Inc.(b)
7.00%, 02/15/29		194	198,408
5.25%, 07/15/30		13	12,465
5.63%, 07/15/32		62	59,272
6.25%, 01/15/33		165	163,410
Prologis LP, 4.63%, 01/15/33(e)		1,000	980,708
SBA Communications Corp., 3.13%, 02/01/29(e)		198	180,706
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, 02/15/28(b)		1,215	1,290,685
			8,552,350
Diversified Telecommunication Services — 3.6%
Altice Financing SA, 5.75%, 08/15/29(b)		200	146,297
AT&T, Inc.
5.40%, 02/15/34		560	569,000
6.00%, 08/15/40		520	533,065
6.38%, 03/01/41		1,200	1,273,421
5.45%, 03/01/47		1,500	1,425,556
CommScope LLC(b)
4.75%, 09/01/29		350	311,167
9.50%, 12/15/31		211	217,330
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(b)		220	200,580
Corning, Inc., 4.38%, 11/15/57		2,000	1,590,892
EchoStar Corp.
(6.75% PIK), 6.75%, 11/30/30(f)		972	881,715
10.75%, 11/30/29		814	855,628
Fibercop SpA(b)
6.00%, 09/30/34		200	182,154
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Fibercop SpA(b) (continued)
7.20%, 07/18/36	USD	200	$ 192,592
Frontier Communications Holdings LLC
5.00%, 05/01/28(b)		293	289,085
5.88%, 11/01/29		86	85,758
6.00%, 01/15/30(b)		130	130,287
8.75%, 05/15/30(b)		1,093	1,151,401
8.63%, 03/15/31(b)		198	210,904
Iliad Holding SASU
5.38%, 04/15/30(d)	EUR	100	108,619
8.50%, 04/15/31(b)	USD	200	209,752
7.00%, 04/15/32(b)		322	322,426
Intelsat Jackson Holdings SA, 6.50%, 03/15/30(b)		8	7,600
Kaixo Bondco Telecom SA, 5.13%, 09/30/29(d)	EUR	100	108,665
Kenbourne Invest SA(c)(f)
12.50%, 01/31/31	USD	57	57,469
5.00%, 01/31/32		245	245,006
Level 3 Financing, Inc.(b)
10.50%, 04/15/29		788	866,427
4.88%, 06/15/29(e)		429	363,083
11.00%, 11/15/29		845	941,552
4.50%, 04/01/30		176	140,733
10.50%, 05/15/30		293	313,948
3.88%, 10/15/30		20	15,096
10.75%, 12/15/30		275	304,246
Lorca Telecom Bondco SA, 5.75%, 04/30/29(d)	EUR	100	112,510
Lumen Technologies, Inc.(b)
4.13%, 04/15/30	USD	139	129,995
10.00%, 10/15/32		116	115,622
Sable International Finance Ltd., 7.13%, 10/15/32(b)		260	250,120
SoftBank Group Corp.(d)
2.88%, 01/06/27	EUR	100	105,730
3.88%, 07/06/32		100	100,020
Telecom Italia Capital SA, 7.72%, 06/04/38	USD	40	41,428
Verizon Communications, Inc., 3.85%, 11/01/42(e)		5,000	3,999,224
Viavi Solutions, Inc., 3.75%, 10/01/29(b)		26	23,776
Windstream Escrow LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(b)		680	692,313
Zayo Group Holdings, Inc.(b)
4.00%, 03/01/27		434	395,304
6.13%, 03/01/28		264	219,581
			20,437,077
Electric Utilities — 4.9%
Alpha Generation LLC, 6.75%, 10/15/32(b)		201	201,131
American Electric Power Co., Inc., 5.63%, 03/01/33(e)		3,000	3,076,677
Baltimore Gas and Electric Co.
3.50%, 08/15/46		800	584,792
3.75%, 08/15/47		500	378,310
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC
5.63%, 02/15/32(d)	EUR	100	109,470
6.38%, 02/15/32(b)	USD	150	145,449
Calpine Corp.(b)
5.13%, 03/15/28		92	90,519
5.00%, 02/01/31		30	28,642
CenterPoint Energy Houston Electric LLC, Series AI, 4.45%, 10/01/32		750	726,639
Clearway Energy Operating LLC, 4.75%, 03/15/28(b)		93	90,147
Cleveland Electric Illuminating Co., 5.95%, 12/15/36		434	448,968
ContourGlobal Power Holdings SA, 6.75%, 02/28/30(b)		200	200,880
Duke Energy Carolinas LLC, 6.10%, 06/01/37		640	674,728
Security		Par (000)	Value
Electric Utilities (continued)
Duke Energy Florida LLC, 5.65%, 04/01/40	USD	770	$ 790,334
E.ON International Finance BV, 6.65%, 04/30/38(b)		2,000	2,173,866
Edison International, Series A, (5-year CMT + 4.70%), 5.38%(a)(h)		3,021	2,891,265
Electricite de France SA, 5.60%, 01/27/40(b)		2,800	2,767,128
Eversource Energy, 2.55%, 03/15/31		350	307,173
Lightning Power LLC, 7.25%, 08/15/32(b)		49	50,449
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(d)		439	424,898
NRG Energy, Inc.(b)
5.75%, 07/15/29		112	109,896
6.00%, 02/01/33		425	413,455
6.25%, 11/01/34		143	140,771
Oncor Electric Delivery Co. LLC
4.15%, 06/01/32		1,000	950,866
4.55%, 09/15/32(e)		1,000	974,707
Pike Corp., 8.63%, 01/31/31(b)		57	60,067
San Diego Gas & Electric Co.
4.95%, 08/15/28		1,565	1,586,678
Series VVV, 1.70%, 10/01/30		750	637,973
Southern California Edison Co., Series 05-E, 5.35%, 07/15/35		1,300	1,271,148
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33(d)		194	194,184
Virginia Electric and Power Co., 6.35%, 11/30/37(e)		3,920	4,226,324
Vistra Corp., (5-year CMT + 6.93%), 8.00%(a)(b)(h)		100	102,618
Vistra Operations Co. LLC(b)
7.75%, 10/15/31		144	150,804
6.88%, 04/15/32		203	206,901
XPLR Infrastructure Operating Partners LP(b)
3.88%, 10/15/26		41	39,436
8.38%, 01/15/31		421	414,005
			27,641,298
Electronic Equipment, Instruments & Components — 0.1%
Coherent Corp., 5.00%, 12/15/29(b)(e)		162	154,542
Imola Merger Corp., 4.75%, 05/15/29(b)		40	37,986
Nexans SA, 4.25%, 03/11/30(d)	EUR	100	109,085
WESCO Distribution, Inc.(b)
6.63%, 03/15/32	USD	111	112,601
6.38%, 03/15/33		137	137,692
Xerox Corp., 10/15/30(b)(g)		62	61,380
Zebra Technologies Corp., 6.50%, 06/01/32(b)		77	77,927
			691,213
Energy Equipment & Services — 0.3%
Archrock Partners LP/Archrock Partners Finance Corp.(b)
6.88%, 04/01/27		79	79,042
6.63%, 09/01/32		157	157,617
Halliburton Co., 4.75%, 08/01/43		500	438,615
Kodiak Gas Services LLC, 7.25%, 02/15/29(b)		330	336,386
Oceaneering International, Inc., 6.00%, 02/01/28		45	44,524
Star Holding LLC, 8.75%, 08/01/31(b)		138	131,906
USA Compression Partners LP/USA Compression Finance Corp., 7.13%, 03/15/29(b)		151	153,577
Weatherford International Ltd., 8.63%, 04/30/30(b)		213	216,275
			1,557,942
Entertainment — 0.6%
Boyne USA, Inc., 4.75%, 05/15/29(b)		47	44,249
Caesars Entertainment, Inc.(b)
4.63%, 10/15/29		2	1,838
7.00%, 02/15/30		404	409,534
6.50%, 02/15/32(e)		196	195,365

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Entertainment (continued)
Caesars Entertainment, Inc.(b) (continued)
6.00%, 10/15/32	USD	66	$ 61,635
Churchill Downs, Inc.(b)
4.75%, 01/15/28		35	34,002
5.75%, 04/01/30		149	145,741
6.75%, 05/01/31		180	181,418
Cinemark USA, Inc., 7.00%, 08/01/32(b)		60	60,566
Great Canadian Gaming Corp., 8.75%, 11/15/29(b)		215	216,010
Light & Wonder International, Inc.(b)
7.25%, 11/15/29		96	97,314
7.50%, 09/01/31		132	135,218
Lions Gate Capital Holdings 1, Inc., 5.50%, 04/15/29(b)		155	143,808
Live Nation Entertainment, Inc., 4.75%, 10/15/27(b)		42	40,943
Lottomatica Group SpA, (3-mo. EURIBOR + 4.00%), 6.49%, 12/15/30(a)(d)	EUR	100	108,517
Merlin Entertainments Group U.S. Holdings, Inc., 7.38%, 02/15/31(b)	USD	200	188,909
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 04/15/30(b)(g)		93	91,396
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(b)
5.63%, 09/01/29		63	46,305
5.88%, 09/01/31		107	70,888
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., 6.63%, 02/01/33(b)		88	86,529
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, 03/01/30(b)		192	181,074
Six Flags Entertainment Corp. /Six Flags Theme Parks, Inc./Canada’s Wonderland Co., 6.63%, 05/01/32(b)		160	161,324
Vail Resorts, Inc., 6.50%, 05/15/32(b)		193	195,139
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(b)
5.13%, 10/01/29		139	133,392
7.13%, 02/15/31(e)		129	133,497
6.25%, 03/15/33		187	182,126
			3,346,737
Environmental, Maintenance & Security Service — 0.3%
Clean Harbors, Inc., 6.38%, 02/01/31(b)		6	6,064
GFL Environmental, Inc.(b)
4.00%, 08/01/28		174	165,367
3.50%, 09/01/28		43	40,629
4.75%, 06/15/29(e)		148	142,426
6.75%, 01/15/31		123	126,790
Madison IAQ LLC(b)
4.13%, 06/30/28		172	162,325
5.88%, 06/30/29(e)		269	254,143
Reworld Holding Corp.
4.88%, 12/01/29(b)		92	85,570
5.00%, 09/01/30		48	44,463
Waste Management, Inc., 2.95%, 06/01/41		350	260,574
Waste Pro USA, Inc., 7.00%, 02/01/33(b)		540	541,822
Wrangler Holdco Corp., 6.63%, 04/01/32(b)		86	87,561
			1,917,734
Financial Services — 0.7%
Ally Financial, Inc., (5-year CMT + 2.45%), 6.65%, 01/17/40(a)		25	24,191
Azorra Finance Ltd., 7.75%, 04/15/30(b)		92	90,710
Clue Opco LLC, 9.50%, 10/15/31(b)		84	84,025
Freedom Mortgage Holdings LLC(b)
9.25%, 02/01/29		98	99,523
9.13%, 05/15/31		162	163,023
Security		Par (000)	Value
Financial Services (continued)
Freedom Mortgage Holdings LLC(b) (continued)
8.38%, 04/01/32	USD	109	$ 106,504
GGAM Finance Ltd.(b)
7.75%, 05/15/26		30	30,331
8.00%, 02/15/27		120	122,942
8.00%, 06/15/28		113	118,493
6.88%, 04/15/29		86	87,023
5.88%, 03/15/30		72	71,146
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(b)		145	146,994
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28(b)		220	206,832
Macquarie Airfinance Holdings Ltd.(b)
8.13%, 03/30/29		176	184,704
6.50%, 03/26/31		95	98,925
Midcap Financial Issuer Trust, 6.50%, 05/01/28(b)		200	192,778
Nationstar Mortgage Holdings, Inc.(b)
6.50%, 08/01/29		174	176,401
5.13%, 12/15/30		87	86,777
5.75%, 11/15/31		71	70,978
7.13%, 02/01/32		400	415,506
PennyMac Financial Services, Inc.(b)
7.88%, 12/15/29		139	144,602
7.13%, 11/15/30		149	151,379
6.88%, 02/15/33		104	103,350
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.(b)
2.88%, 10/15/26(e)		200	191,687
3.88%, 03/01/31		55	49,269
4.00%, 10/15/33		64	54,899
Stena International SA, 7.25%, 01/15/31(d)		200	199,907
UWM Holdings LLC, 6.63%, 02/01/30(b)		159	157,701
WOM Mobile SA, (11.00% PIK), 11.00%, 04/01/31(b)(f)		83	83,253
			3,713,853
Food Products — 0.9%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(b)
3.25%, 03/15/26		34	33,227
5.88%, 02/15/28		62	61,970
6.50%, 02/15/28		80	81,121
3.50%, 03/15/29		84	77,306
4.88%, 02/15/30		81	77,384
6.25%, 03/15/33		118	119,150
Aramark International Finance SARL, 3.13%, 04/01/25(d)	EUR	100	108,130
Aramark Services, Inc., 5.00%, 02/01/28(b)	USD	122	119,778
B&G Foods, Inc., 8.00%, 09/15/28(b)		48	48,228
Chobani Holdco II LLC, (8.75% in Cash or 9.5% in PIK), 8.75%, 10/01/29(b)(f)		583	633,699
Chobani LLC/Chobani Finance Corp., Inc.(b)
4.63%, 11/15/28		279	268,455
7.63%, 07/01/29		736	756,197
Darling Global Finance BV, 3.63%, 05/15/26(d)	EUR	100	107,342
Darling Ingredients, Inc., 6.00%, 06/15/30(b)	USD	27	26,836
Fiesta Purchaser, Inc.(b)
7.88%, 03/01/31		46	47,493
9.63%, 09/15/32		48	49,326
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 02/15/29(b)		86	88,460
Kraft Heinz Foods Co.
5.00%, 06/04/42		500	455,690
4.38%, 06/01/46		200	163,473
Lamb Weston Holdings, Inc.(b)
4.13%, 01/31/30		90	83,834
4.38%, 01/31/32		110	100,480
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Food Products (continued)
Lion/Polaris Lux 4 SA, (3-mo. EURIBOR + 3.63%), 5.95%, 07/01/29(a)(d)	EUR	100	$ 107,860
Market Bidco Finco PLC, 4.75%, 11/04/27(d)		100	104,756
Performance Food Group, Inc.(b)
4.25%, 08/01/29	USD	34	31,795
6.13%, 09/15/32		169	167,979
Post Holdings, Inc.(b)
4.63%, 04/15/30		67	62,569
4.50%, 09/15/31		9	8,151
6.25%, 02/15/32		169	169,992
6.38%, 03/01/33		172	169,130
6.25%, 10/15/34		133	130,947
U.S. Foods, Inc.(b)
4.63%, 06/01/30		13	12,346
7.25%, 01/15/32		164	170,477
United Natural Foods, Inc., 6.75%, 10/15/28(b)		114	112,575
			4,756,156
Gas Utilities — 1.0%
KeySpan Gas East Corp., 5.82%, 04/01/41(b)		1,010	989,977
NiSource, Inc., 1.70%, 02/15/31		400	334,759
Piedmont Natural Gas Co., Inc., 5.10%, 02/15/35(e)		4,450	4,407,380
			5,732,116
Ground Transportation — 1.2%
Burlington Northern Santa Fe LLC, 5.05%, 03/01/41(e)		1,890	1,806,176
Genesee & Wyoming, Inc., 6.25%, 04/15/32(b)		140	139,890
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(b)		2,028	2,040,045
Norfolk Southern Corp., 5.05%, 08/01/30		1,800	1,837,744
Union Pacific Corp.
3.38%, 02/14/42		350	271,166
3.55%, 05/20/61		800	543,436
Watco Cos. LLC/Watco Finance Corp., 7.13%, 08/01/32(b)		75	75,417
			6,713,874
Health Care Equipment & Supplies — 0.7%
Avantor Funding, Inc.
2.63%, 11/01/25(d)	EUR	100	107,438
4.63%, 07/15/28(b)	USD	115	110,836
3.88%, 11/01/29(b)		17	15,695
Bausch & Lomb Corp., 8.38%, 10/01/28(b)		760	788,500
Insulet Corp., 6.50%, 04/01/33(b)		125	127,058
Medline Borrower LP(b)
3.88%, 04/01/29		67	62,627
5.25%, 10/01/29		659	632,359
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 04/01/29(b)		273	276,475
Neogen Food Safety Corp., 8.63%, 07/20/30(b)		136	143,194
Opal Bidco SAS(g)
03/31/32(d)	EUR	100	108,130
03/31/32(b)	USD	200	200,000
Sotera Health Holdings LLC, 7.38%, 06/01/31(b)		105	106,746
Thermo Fisher Scientific, Inc.
5.09%, 08/10/33		495	501,385
2.80%, 10/15/41		1,000	715,753
			3,896,196
Health Care Providers & Services — 1.9%
Acadia Healthcare Co., Inc., 7.38%, 03/15/33(b)		85	84,916
Aetna, Inc., 4.50%, 05/15/42		575	477,064
AHP Health Partners, Inc., 5.75%, 07/15/29(b)		153	141,947
CHS/Community Health Systems, Inc.(b)(e)
5.63%, 03/15/27		227	216,767
Security		Par (000)	Value
Health Care Providers & Services (continued)
CHS/Community Health Systems, Inc.(b)(e) (continued)
6.00%, 01/15/29	USD	406	$ 360,793
5.25%, 05/15/30		591	487,601
4.75%, 02/15/31		235	185,762
10.88%, 01/15/32		437	430,520
Concentra Escrow Issuer Corp., 6.88%, 07/15/32(b)		218	221,816
DaVita, Inc., 6.88%, 09/01/32(b)		94	94,527
Elevance Health, Inc., 4.65%, 08/15/44		1,500	1,305,631
Encompass Health Corp., 4.75%, 02/01/30		134	128,918
Fortrea Holdings, Inc., 7.50%, 07/01/30(b)		76	69,108
HAH Group Holding Co. LLC, 9.75%, 10/01/31(b)		116	111,715
HCA, Inc., 5.50%, 06/15/47		1,090	1,003,761
HealthEquity, Inc., 4.50%, 10/01/29(b)		170	159,356
LifePoint Health, Inc.(b)
9.88%, 08/15/30(e)		113	119,226
11.00%, 10/15/30(e)		313	340,265
8.38%, 02/15/32		242	243,660
10.00%, 06/01/32(e)		194	185,058
Molina Healthcare, Inc.(b)
4.38%, 06/15/28		6	5,715
3.88%, 11/15/30		62	55,499
6.25%, 01/15/33		32	31,494
Northwell Healthcare, Inc., 4.26%, 11/01/47		725	583,428
Prime Healthcare Services, Inc., 9.38%, 09/01/29(b)		63	59,438
Star Parent, Inc., 9.00%, 10/01/30(b)		305	300,625
Surgery Center Holdings, Inc., 7.25%, 04/15/32(b)(e)		361	356,987
Tenet Healthcare Corp., 6.75%, 05/15/31		212	215,029
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(b)		143	142,588
UnitedHealth Group, Inc.
5.35%, 02/15/33		340	348,602
5.80%, 03/15/36(e)		1,750	1,846,403
5.70%, 10/15/40		600	615,499
			10,929,718
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.
4.75%, 04/15/35		140	133,328
4.85%, 04/15/49		550	471,181
MPT Operating Partnership LP/MPT Finance Corp., 8.50%, 02/15/32(b)		439	447,206
Ventas Realty LP, 3.25%, 10/15/26		870	852,974
			1,904,689
Hotel & Resort REITs — 0.3%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/30(b)		121	121,894
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/29(b)		65	64,265
RHP Hotel Properties LP/RHP Finance Corp.(b)
7.25%, 07/15/28		72	73,726
6.50%, 04/01/32		212	211,620
Service Properties Trust
8.63%, 11/15/31(b)		752	793,295
8.88%, 06/15/32		253	250,373
XHR LP, 6.63%, 05/15/30(b)		64	62,831
			1,578,004
Hotels, Restaurants & Leisure — 1.6%
1011778 B.C. ULC/New Red Finance, Inc., 5.63%, 09/15/29(b)		53	52,467
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.(b)
3.88%, 01/15/28		39	37,275
4.38%, 01/15/28		144	138,482

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.(b) (continued)
4.00%, 10/15/30	USD	61	$ 55,206
Carnival Corp.(b)
6.00%, 05/01/29		98	97,314
6.13%, 02/15/33		476	469,065
Corvias Campus Living - USG LLC, 5.30%, 07/01/50(c)		5,475	1,946,546
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.63%, 01/15/29(b)		162	149,203
Hilton Domestic Operating Co., Inc.
4.88%, 01/15/30		19	18,375
4.00%, 05/01/31(b)		79	71,544
3.63%, 02/15/32(b)		65	56,972
6.13%, 04/01/32(b)		60	60,228
5.88%, 03/15/33(b)		162	160,402
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/28(b)		96	97,827
Lindblad Expeditions LLC, 6.75%, 02/15/27(b)		57	56,666
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(b)		162	123,584
Melco Resorts Finance Ltd.(b)
4.88%, 06/06/25		200	199,260
5.75%, 07/21/28		200	192,500
5.38%, 12/04/29		400	367,996
7.63%, 04/17/32		200	199,715
MGM China Holdings Ltd.
5.88%, 05/15/26(d)		450	449,199
4.75%, 02/01/27(b)		200	195,500
MGM Resorts International, 6.13%, 09/15/29		155	153,464
NCL Corp. Ltd.(b)
8.13%, 01/15/29		77	80,991
7.75%, 02/15/29		84	87,546
6.25%, 03/01/30		38	37,306
6.75%, 02/01/32		242	239,048
NCL Finance Ltd., 6.13%, 03/15/28(b)		84	83,731
Raising Cane’s Restaurants LLC, 9.38%, 05/01/29(b)		90	95,614
Royal Caribbean Cruises Ltd.(b)
5.63%, 09/30/31		529	519,437
6.00%, 02/01/33		278	277,827
Sabre GLBL, Inc.(b)
8.63%, 06/01/27		242	239,479
10.75%, 11/15/29(e)		274	275,994
Station Casinos LLC(b)
4.50%, 02/15/28		7	6,705
6.63%, 03/15/32		113	112,074
Studio City Co. Ltd., 7.00%, 02/15/27(d)		200	201,160
Viking Cruises Ltd.(b)
5.88%, 09/15/27		95	94,519
7.00%, 02/15/29		34	34,114
9.13%, 07/15/31		198	211,490
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(b)		111	109,128
Wynn Macau Ltd.(b)
5.63%, 08/26/28		600	576,750
5.13%, 12/15/29		200	185,750
			8,817,453
Household Durables — 0.2%
Beazer Homes USA, Inc.
5.88%, 10/15/27		28	27,454
7.50%, 03/15/31(b)		23	22,283
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50%, 10/15/29(b)		90	82,125
Dream Finders Homes, Inc., 8.25%, 08/15/28(b)		58	59,944
Empire Communities Corp., 9.75%, 05/01/29(b)		28	28,319
Security		Par (000)	Value
Household Durables (continued)
K Hovnanian Enterprises, Inc., 11.75%, 09/30/29(b)	USD	464	$ 496,301
LGI Homes, Inc.(b)
8.75%, 12/15/28		56	58,362
7.00%, 11/15/32		69	65,253
Meritage Homes Corp., 1.75%, 05/15/28(b)(i)		206	201,262
Scotts Miracle-Gro Co.
4.50%, 10/15/29		13	12,121
4.38%, 02/01/32		22	19,330
Somnigroup International, Inc., 3.88%, 10/15/31(b)		45	39,510
STL Holding Co. LLC, 8.75%, 02/15/29(b)		76	78,001
			1,190,265
Household Products — 0.0%
Central Garden & Pet Co., 5.13%, 02/01/28		35	34,550
Kronos Acquisition Holdings, Inc., 8.25%, 06/30/31(b)		32	28,380
			62,930
Independent Power and Renewable Electricity Producers — 0.1%
Greenko Dutch BV, 3.85%, 03/29/26(d)		176	170,500
India Cleantech Energy, 4.70%, 08/10/26(b)		198	192,711
SCC Power PLC(b)(f)
(4.00% Cash and 4.00% PIK), 8.00%, 12/31/28		259	163,108
(4.00% Cash or 4.00% PIK), 4.00%, 05/17/32		140	35,059
			561,378
Industrial Conglomerates — 0.1%
Amsted Industries, Inc., 6.38%, 03/15/33(b)		66	65,650
Axon Enterprise, Inc.(b)
6.13%, 03/15/30		147	148,356
6.25%, 03/15/33		115	116,183
Eaton Corp., 4.15%, 11/02/42		500	428,929
			759,118
Insurance — 3.5%
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer(b)
4.25%, 10/15/27		324	312,693
6.75%, 10/15/27(e)		546	543,827
6.75%, 04/15/28		71	71,278
5.88%, 11/01/29(e)		818	790,626
7.00%, 01/15/31		297	297,908
7.38%, 10/01/32		493	495,165
AmWINS Group, Inc., 6.38%, 02/15/29(b)		85	85,648
Aon Global Ltd., 4.60%, 06/14/44		500	430,954
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.88%, 11/01/29(b)		121	119,254
Ardonagh Finco Ltd.
6.88%, 02/15/31(d)	EUR	200	220,585
7.75%, 02/15/31(b)	USD	693	705,928
Ardonagh Group Finance Ltd., 8.88%, 02/15/32(b)		736	749,262
AssuredPartners, Inc., 7.50%, 02/15/32(b)		237	252,981
Berkshire Hathaway Finance Corp., 4.40%, 05/15/42(e)		500	460,064
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC(b)
7.25%, 02/15/31		800	807,389
8.13%, 02/15/32		586	592,146
HUB International Ltd.(b)
7.25%, 06/15/30		967	996,016
7.38%, 01/31/32		2,083	2,120,875
Jones Deslauriers Insurance Management, Inc.(b)
8.50%, 03/15/30		288	302,550
10.50%, 12/15/30		256	274,127
Liberty Mutual Group, Inc., 6.50%, 05/01/42(b)		2,000	1,990,520
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Insurance (continued)
Marsh & McLennan Cos., Inc., 5.88%, 08/01/33(e)	USD	1,500	$ 1,586,803
Panther Escrow Issuer LLC, 7.13%, 06/01/31(b)		1,405	1,431,598
Progressive Corp., 3.00%, 03/15/32		750	670,644
Prudential Financial, Inc.
5.90%, 03/17/36		500	524,218
6.63%, 12/01/37		1,625	1,799,285
Ryan Specialty LLC(b)
4.38%, 02/01/30		60	57,088
5.88%, 08/01/32		135	133,337
Teachers Insurance & Annuity Association of America, 4.27%, 05/15/47(b)		700	568,580
USI, Inc., 7.50%, 01/15/32(b)(e)		295	300,952
			19,692,301
Interactive Media & Services — 0.1%
iliad SA, 5.63%, 02/15/30(d)	EUR	100	113,711
Snap, Inc., 6.88%, 03/01/33(b)	USD	369	368,972
			482,683
Internet Software & Services — 0.4%
Acuris Finance U.S., Inc./Acuris Finance SARL(b)
5.00%, 05/01/28		272	249,768
9.00%, 08/01/29		200	193,611
Amazon.com, Inc., 2.50%, 06/03/50		1,500	907,399
Cablevision Lightpath LLC(b)
3.88%, 09/15/27		220	208,913
5.63%, 09/15/28		200	183,348
Match Group Holdings II LLC(b)
4.13%, 08/01/30		20	17,924
3.63%, 10/01/31		24	20,684
Rakuten Group, Inc.(b)
11.25%, 02/15/27		200	216,675
9.75%, 04/15/29		200	217,144
			2,215,466
IT Services — 0.5%
Amentum Holdings, Inc., 7.25%, 08/01/32(b)		139	136,729
Atos SE(d)(k)
5.20%, 12/18/30	EUR	23	20,259
9.36%, 12/18/29		18	20,987
CA Magnum Holdings, 5.38%, 10/31/26(b)	USD	278	273,052
Fortress Intermediate 3, Inc., 7.50%, 06/01/31(b)		313	315,534
Insight Enterprises, Inc., 6.63%, 05/15/32(b)		85	85,665
International Business Machines Corp.
4.40%, 07/27/32		500	484,129
4.75%, 02/06/33(e)		550	544,255
3.43%, 02/09/52		750	517,934
McAfee Corp., 7.38%, 02/15/30(b)(e)		363	321,283
			2,719,827
Machinery — 0.6%
Chart Industries, Inc.(b)
7.50%, 01/01/30(e)		159	164,906
9.50%, 01/01/31		61	65,120
Esab Corp., 6.25%, 04/15/29(b)		145	147,116
GrafTech Global Enterprises, Inc., 9.88%, 12/23/29(b)		82	64,370
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29(b)		473	473,878
John Deere Capital Corp., 4.40%, 09/08/31		445	440,576
Manitowoc Co., Inc., 9.25%, 10/01/31(b)		72	74,012
Terex Corp.(b)
5.00%, 05/15/29		113	107,838
6.25%, 10/15/32		94	91,159
Security		Par (000)	Value
Machinery (continued)
TK Elevator Holdco GmbH
6.63%, 07/15/28(d)	EUR	91	$ 98,438
7.63%, 07/15/28(b)	USD	400	400,340
TK Elevator Midco GmbH, 4.38%, 07/15/27(d)	EUR	303	325,586
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(b)	USD	541	530,861
Vertiv Group Corp., 4.13%, 11/15/28(b)		204	194,200
			3,178,400
Media — 3.1%
Cable One, Inc.
0.00%, 03/15/26(i)(j)		62	58,745
1.13%, 03/15/28(i)		394	312,746
4.00%, 11/15/30(b)		28	22,202
CCO Holdings LLC/CCO Holdings Capital Corp.
5.38%, 06/01/29(b)		21	20,320
6.38%, 09/01/29(b)		610	608,178
4.75%, 03/01/30(b)		22	20,404
4.25%, 02/01/31(b)		157	139,122
7.38%, 03/01/31(b)(e)		913	927,585
4.75%, 02/01/32(b)		78	69,256
4.50%, 05/01/32		15	13,021
4.50%, 06/01/33(b)		80	68,227
4.25%, 01/15/34(b)		571	469,647
Charter Communications Operating LLC/Charter Communications Operating Capital
5.75%, 04/01/48		1,100	948,708
5.13%, 07/01/49		1,000	793,695
Comcast Corp.
6.45%, 03/15/37		790	864,940
3.90%, 03/01/38(e)		1,500	1,287,344
4.70%, 10/15/48(e)		3,000	2,598,970
CSC Holdings LLC(b)
5.38%, 02/01/28		400	341,132
11.75%, 01/31/29		800	775,874
3.38%, 02/15/31		200	143,075
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/27(b)		548	531,037
DISH DBS Corp.(b)
5.25%, 12/01/26		717	658,167
5.75%, 12/01/28		373	314,569
DISH Network Corp., 11.75%, 11/15/27(b)		878	924,601
Gray Media, Inc.(b)
7.00%, 05/15/27		84	82,322
10.50%, 07/15/29		303	315,681
Midcontinent Communications, 8.00%, 08/15/32(b)		197	199,189
Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 09/15/26(b)		189	161,710
Sinclair Television Group, Inc., 8.13%, 02/15/33(b)		345	340,441
Sirius XM Radio, Inc.(b)
3.13%, 09/01/26		42	40,690
5.00%, 08/01/27		272	265,755
TCI Communications, Inc., 7.88%, 02/15/26		610	626,997
Univision Communications, Inc.(b)
6.63%, 06/01/27		265	262,808
8.00%, 08/15/28		454	455,418
7.38%, 06/30/30(e)		120	114,644
8.50%, 07/31/31		212	207,154
Walt Disney Co.
7.63%, 11/30/28		385	426,805
7.75%, 12/01/45		500	635,117
Ziggo BV, 4.88%, 01/15/30(b)		200	183,208
			17,229,504

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Metals & Mining — 0.9%
ABJA Investment Co. Pte. Ltd., 5.45%, 01/24/28(d)	USD	200	$ 201,186
Advanced Drainage Systems, Inc., 6.38%, 06/15/30(b)		153	153,666
Arsenal AIC Parent LLC(b)
8.00%, 10/01/30		161	164,158
11.50%, 10/01/31		556	604,611
ATI, Inc.
5.88%, 12/01/27		97	96,322
7.25%, 08/15/30		208	214,394
5.13%, 10/01/31		110	103,008
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(b)		302	302,405
Carpenter Technology Corp., 7.63%, 03/15/30		151	155,537
Cleveland-Cliffs, Inc.(b)
6.88%, 11/01/29		121	118,406
7.50%, 09/15/31		43	41,982
7.38%, 05/01/33		99	94,994
Constellium SE(b)
3.75%, 04/15/29(e)		341	308,943
6.38%, 08/15/32		250	244,125
First Quantum Minerals Ltd., 8.00%, 03/01/33(b)		200	202,500
Kaiser Aluminum Corp.(b)
4.63%, 03/01/28		90	85,487
4.50%, 06/01/31		262	231,877
New Gold, Inc., 6.88%, 04/01/32(b)		162	163,616
Novelis Corp.(b)
3.25%, 11/15/26		514	496,905
4.75%, 01/30/30		95	88,141
3.88%, 08/15/31		210	182,576
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29(d)	EUR	100	102,798
Novelis, Inc., 6.88%, 01/30/30(b)	USD	235	238,325
Rio Tinto Finance USA PLC, 4.13%, 08/21/42		400	336,627
Samarco Mineracao SA(f)
(9.00% PIK), 9.00%, 06/30/31(d)		48	46,954
(9.00% PIK), 9.00%, 06/30/31(b)		17	16,226
Vale Overseas Ltd., 6.40%, 06/28/54		35	34,493
Volcan Cia Minera SAA, 8.75%, 01/24/30(b)		55	54,069
			5,084,331
Mortgage Real Estate Investment Trusts (REITs)(b) — 0.1%
Blackstone Mortgage Trust, Inc., 3.75%, 01/15/27		85	80,818
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.75%, 06/15/29		46	43,809
7.00%, 07/15/31		125	128,297
Starwood Property Trust, Inc.
7.25%, 04/01/29		94	96,364
6.00%, 04/15/30		48	46,905
6.50%, 07/01/30		119	119,061
10/15/30(g)		126	124,831
			640,085
Oil, Gas & Consumable Fuels — 6.6%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(b)		207	210,549
Antero Midstream Partners LP/Antero Midstream Finance Corp.(b)
5.38%, 06/15/29		140	136,845
6.63%, 02/01/32		76	77,268
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(b)
9.00%, 11/01/27		91	111,475
5.88%, 06/30/29		6	5,855
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Blue Racer Midstream LLC/Blue Racer Finance Corp.(b)
7.00%, 07/15/29	USD	120	$ 122,638
7.25%, 07/15/32		97	100,347
Borr IHC Ltd./Borr Finance LLC, 10.38%, 11/15/30(b)		190	176,733
BP Capital Markets America, Inc., 2.72%, 01/12/32		620	544,189
Buckeye Partners LP
6.88%, 07/01/29(b)		52	52,860
6.75%, 02/01/30(b)		46	46,594
5.85%, 11/15/43		94	83,109
5.60%, 10/15/44		59	50,573
Burlington Resources LLC, 5.95%, 10/15/36		685	727,959
Chord Energy Corp., 6.75%, 03/15/33(b)		91	90,523
CITGO Petroleum Corp., 8.38%, 01/15/29(b)		322	327,687
Civitas Resources, Inc.(b)
8.38%, 07/01/28		56	57,791
8.63%, 11/01/30		131	135,149
8.75%, 07/01/31		225	231,062
CNX Midstream Partners LP, 4.75%, 04/15/30(b)		66	61,444
CNX Resources Corp., 7.25%, 03/01/32(b)		60	61,012
Comstock Resources, Inc.(b)
6.75%, 03/01/29		295	288,071
5.88%, 01/15/30		201	189,825
ConocoPhillips Co., 3.76%, 03/15/42		600	478,612
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(b)		500	479,678
Crescent Energy Finance LLC(b)
7.63%, 04/01/32(e)		301	297,709
7.38%, 01/15/33		324	312,407
Devon Energy Corp.
5.85%, 12/15/25		1,000	1,005,234
5.60%, 07/15/41		300	279,929
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(b)		89	91,203
DT Midstream, Inc., 4.38%, 06/15/31(b)		209	192,240
Ecopetrol SA, 8.88%, 01/13/33		175	180,206
eG Global Finance PLC, 12.00%, 11/30/28(b)		209	231,415
Encino Acquisition Partners Holdings LLC, 8.75%, 05/01/31(b)		94	99,887
Energy Transfer LP
6.25%, 04/15/49		540	535,706
(5-year CMT + 4.02%), 8.00%, 05/15/54(a)		342	359,903
Series H, (5-year CMT + 5.69%), 6.50%(a)(h)		4,275	4,269,960
Enterprise Products Operating LLC, 6.13%, 10/15/39		1,400	1,485,134
EOG Resources, Inc., 5.10%, 01/15/36		200	202,341
EQM Midstream Partners LP(b)
4.50%, 01/15/29		13	12,590
6.38%, 04/01/29		118	120,728
7.50%, 06/01/30		57	61,528
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28		118	119,174
8.25%, 01/15/29		209	215,779
8.88%, 04/15/30		82	85,160
7.88%, 05/15/32		175	176,243
8.00%, 05/15/33		131	132,019
Gulfport Energy Operating Corp., 6.75%, 09/01/29(b)		99	100,317
Harvest Midstream I LP, 7.50%, 05/15/32(b)		58	59,605
Hess Corp., 4.30%, 04/01/27		1,100	1,094,483
Hess Midstream Operations LP, 6.50%, 06/01/29(b)		138	140,744
Hilcorp Energy I LP/Hilcorp Finance Co.(b)
6.25%, 11/01/28		70	69,934
5.75%, 02/01/29		127	122,702
6.00%, 04/15/30		12	11,412
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Hilcorp Energy I LP/Hilcorp Finance Co.(b) (continued)
8.38%, 11/01/33	USD	219	$ 224,426
6.88%, 05/15/34		117	110,036
7.25%, 02/15/35		78	74,490
Howard Midstream Energy Partners LLC(b)
8.88%, 07/15/28		148	154,317
7.38%, 07/15/32		122	124,992
HPCL-Mittal Energy Ltd., 5.45%, 10/22/26(d)		200	197,000
Impulsora Pipeline LLC, 6.05%, 01/01/43(a)		1,515	1,308,437
ITT Holdings LLC, 6.50%, 08/01/29(b)(e)		291	268,457
Kimmeridge Texas Gas LLC, 8.50%, 02/15/30(b)		266	265,845
Kinder Morgan, Inc., 5.05%, 02/15/46		1,400	1,227,790
Kinetik Holdings LP(b)
6.63%, 12/15/28		36	36,573
5.88%, 06/15/30		11	10,885
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32(b)		78	77,856
Marathon Petroleum Corp., 6.50%, 03/01/41(e)		1,150	1,191,529
Matador Resources Co.(b)
6.88%, 04/15/28(e)		139	140,757
6.50%, 04/15/32		159	157,574
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26(d)		288	289,800
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/31(b)		52	50,704
MPLX LP
4.25%, 12/01/27		250	247,795
4.80%, 02/15/29		500	500,857
Murphy Oil Corp., 5.88%, 12/01/42		18	15,462
Nabors Industries Ltd., 7.50%, 01/15/28(b)		94	86,526
Nabors Industries, Inc., 7.38%, 05/15/27(b)		157	154,849
NFE Financing LLC, 12.00%, 11/15/29(b)		271	228,106
NGL Energy Operating LLC/NGL Energy Finance Corp.(b)
8.13%, 02/15/29		163	164,139
8.38%, 02/15/32		646	647,385
Noble Finance II LLC, 8.00%, 04/15/30(b)		193	192,887
Northern Oil & Gas, Inc.
8.13%, 03/01/28(b)		445	446,147
3.63%, 04/15/29(i)		96	101,165
8.75%, 06/15/31(b)		165	168,293
Northriver Midstream Finance LP, 6.75%, 07/15/32(b)		93	93,867
Parkland Corp., 6.63%, 08/15/32(b)		131	130,925
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30(b)		112	98,088
Permian Resources Operating LLC(b)
8.00%, 04/15/27		189	192,572
5.88%, 07/01/29		170	167,775
7.00%, 01/15/32		208	212,700
6.25%, 02/01/33		95	94,624
Petroleos Mexicanos
6.50%, 03/13/27(e)		142	138,294
8.75%, 06/02/29		204	203,121
5.95%, 01/28/31(e)		245	207,503
6.70%, 02/16/32		117	102,656
10.00%, 02/07/33		47	48,826
6.38%, 01/23/45		48	32,470
Prairie Acquiror LP, 9.00%, 08/01/29(b)		113	115,021
Rockies Express Pipeline LLC, 4.95%, 07/15/29(b)		36	34,473
Sabine Pass Liquefaction LLC, 5.00%, 03/15/27		1,750	1,757,941
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28(b)		247	254,240
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
SM Energy Co.
6.50%, 07/15/28	USD	28	$ 27,808
7.00%, 08/01/32(b)		71	69,681
Sunoco LP, 6.25%, 07/01/33(b)		153	153,160
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(b)
5.50%, 01/15/28		95	92,462
7.38%, 02/15/29		234	235,166
6.00%, 12/31/30		2	1,897
6.00%, 09/01/31		88	83,191
Talos Production, Inc., 9.38%, 02/01/31(b)		98	99,711
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29(b)		119	111,729
TransCanada PipeLines Ltd., 5.60%, 03/31/34		500	501,374
TransMontaigne Partners LLC, 8.50%, 06/15/30(b)		30	30,221
Transocean Aquila Ltd., 8.00%, 09/30/28(b)		67	67,950
Transocean Titan Financing Ltd., 8.38%, 02/01/28(b)		99	100,744
Transocean, Inc.(b)
8.00%, 02/01/27		241	240,095
8.25%, 05/15/29		198	193,540
8.75%, 02/15/30(e)		114	118,815
8.50%, 05/15/31		173	168,101
Valaris Ltd., 8.38%, 04/30/30(b)		392	392,450
Venture Global Calcasieu Pass LLC(b)
3.88%, 08/15/29		113	104,605
4.13%, 08/15/31		3	2,726
3.88%, 11/01/33		79	67,991
Venture Global LNG, Inc.(b)
9.50%, 02/01/29		1,429	1,532,333
7.00%, 01/15/30		97	95,563
8.38%, 06/01/31(e)		892	904,739
9.88%, 02/01/32		975	1,035,533
Vermilion Energy, Inc., 6.88%, 05/01/30(b)		108	105,760
Vista Energy Argentina SAU, 7.63%, 12/10/35(b)		25	24,325
Vital Energy, Inc.
9.75%, 10/15/30		152	154,601
7.88%, 04/15/32(b)		351	326,753
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(b)		117	113,744
			36,820,483
Paper & Forest Products — 0.2%
Fiber Bidco SpA, 6.13%, 06/15/31(d)	EUR	100	105,490
International Paper Co., 6.00%, 11/15/41	USD	870	883,639
Magnera Corp., 7.25%, 11/15/31(b)		75	72,946
			1,062,075
Passenger Airlines — 0.8%
American Airlines Pass-Through Trust
Series 2015-2, Class A, 4.00%, 03/22/29		861	832,496
Series 2015-2, Class AA, 3.60%, 03/22/29		860	833,425
American Airlines, Inc., 8.50%, 05/15/29(b)(e)		282	286,285
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(b)		110	108,580
OneSky Flight LLC, 8.88%, 12/15/29(b)		153	154,635
United Airlines Pass-Through Trust, Series 2023-1, Class A, 4.30%, 02/15/27		1,914	1,905,917
United Airlines, Inc., 4.63%, 04/15/29(b)(e)		252	238,463
			4,359,801
Personal Care Products — 0.0%
Perrigo Finance Unlimited Co., 6.13%, 09/30/32		127	124,950
Pharmaceuticals — 2.1%
1261229 BC Ltd., 04/15/32(b)(g)		1,501	1,491,788
1375209 BC Ltd., 9.00%, 01/30/28(b)		189	188,854

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Pharmaceuticals (continued)
AbbVie, Inc.
3.20%, 05/14/26	USD	500	$ 493,657
4.30%, 05/14/36(e)		2,670	2,495,301
4.88%, 11/14/48(e)		2,095	1,920,301
Bausch Health Cos., Inc.(b)
5.50%, 11/01/25		148	147,852
6.13%, 02/01/27		501	508,014
5.75%, 08/15/27		95	94,834
11.00%, 09/30/28		624	594,360
Becton Dickinson & Co.
4.30%, 08/22/32		750	717,675
4.69%, 12/15/44(e)		600	524,750
Bristol-Myers Squibb Co.
4.50%, 03/01/44		350	310,780
4.35%, 11/15/47		300	251,357
CVS Health Corp., 6.00%, 06/01/44		700	683,891
Endo Finance Holdings, Inc., 8.50%, 04/15/31(b)(e)		143	149,081
Grifols SA, 2.25%, 11/15/27(d)	EUR	100	103,751
Nidda Healthcare Holding GmbH, 7.00%, 02/21/30(d)		100	112,763
Option Care Health, Inc., 4.38%, 10/31/29(b)	USD	76	70,908
Rossini SARL, (3-mo. EURIBOR + 3.88%), 6.23%, 12/31/29(a)(d)	EUR	100	108,671
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/30	USD	500	440,799
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26		234	226,184
4.75%, 05/09/27		200	196,078
7.88%, 09/15/29		200	215,080
			12,046,729
Real Estate Management & Development — 0.3%
Adler Financing SARL(f)
Series 1.5L, (10.00% PIK), 10.00%, 12/31/29	EUR	7	7,794
Series 1L, (8.25% PIK), 8.25%, 12/31/28		26	29,401
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp.
7.00%, 04/15/30(b)	USD	150	133,122
Series AI, 7.00%, 04/15/30		158	140,142
CoreLogic, Inc., 4.50%, 05/01/28(b)		375	349,038
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31(b)		213	226,186
Fantasia Holdings Group Co. Ltd.(d)(l)(m)
11.75%, 04/17/22		200	5,000
10.88%, 01/09/23		307	7,675
11.88%, 06/01/23		400	10,000
9.25%, 07/28/23		300	7,500
i-595 Express LLC, 3.31%, 12/31/31(a)		608	574,138
Vivion Investments SARL, (6.50% PIK), 6.50%, 08/31/28(d)(f)	EUR	101	107,021
			1,597,017
Retail REITs — 0.4%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(b)	USD	66	63,239
Simon Property Group LP, 6.75%, 02/01/40(e)		1,670	1,878,644
			1,941,883
Semiconductors & Semiconductor Equipment — 1.2%
Broadcom, Inc.
4.75%, 04/15/29		2,500	2,509,886
4.15%, 04/15/32(b)		1,500	1,422,782
Entegris, Inc., 4.75%, 04/15/29(b)		183	176,417
Intel Corp.
5.13%, 02/10/30		750	755,272
2.00%, 08/12/31(e)		1,000	835,462
Security		Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
KLA Corp., 5.00%, 03/15/49	USD	500	$ 463,063
QUALCOMM, Inc.
4.25%, 05/20/32		445	434,021
5.40%, 05/20/33		250	261,198
			6,858,101
Software — 2.7%
AthenaHealth Group, Inc., 6.50%, 02/15/30(b)		1,735	1,627,451
Camelot Finance SA, 4.50%, 11/01/26(b)		246	241,122
Capstone Borrower, Inc., 8.00%, 06/15/30(b)		320	328,548
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29(b)		229	200,918
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29(b)		150	129,807
Clarivate Science Holdings Corp.(b)(e)
3.88%, 07/01/28		458	424,860
4.88%, 07/01/29		230	205,157
Cloud Software Group, Inc.(b)
6.50%, 03/31/29(e)		1,531	1,488,232
9.00%, 09/30/29(e)		1,709	1,704,539
8.25%, 06/30/32		925	940,475
Dun & Bradstreet Corp., 5.00%, 12/15/29(b)(e)		226	226,373
Ellucian Holdings, Inc., 6.50%, 12/01/29(b)		172	169,150
Fair Isaac Corp., 4.00%, 06/15/28(b)		45	42,788
Fidelity National Information Services, Inc., 4.50%, 08/15/46		1,000	837,264
Fiserv, Inc., 4.40%, 07/01/49(e)		500	412,044
Microsoft Corp., 2.53%, 06/01/50(e)		1,600	1,002,285
Oracle Corp.
3.60%, 04/01/40		3,025	2,379,250
3.60%, 04/01/50		400	277,908
3.95%, 03/25/51		600	440,679
Playtika Holding Corp., 4.25%, 03/15/29(b)		7	6,162
SS&C Technologies, Inc., 6.50%, 06/01/32(b)		276	278,984
Twilio, Inc.
3.63%, 03/15/29		73	67,685
3.88%, 03/15/31		73	65,760
UKG, Inc., 6.88%, 02/01/31(b)		1,257	1,275,150
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(b)		147	134,853
			14,907,444
Specialty Retail — 0.0%
Staples, Inc., 10.75%, 09/01/29(b)		122	110,220
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc., 4.38%, 05/13/45		1,000	887,043
Diebold Nixdorf, Inc., 7.75%, 03/31/30(b)		89	92,254
NCR Atleos Corp., 9.50%, 04/01/29(b)		74	80,239
Seagate HDD Cayman
8.25%, 12/15/29		174	185,007
8.50%, 07/15/31		111	117,889
			1,362,432
Textiles, Apparel & Luxury Goods — 0.0%
Hanesbrands, Inc., 9.00%, 02/15/31(b)		8	8,430
Levi Strauss & Co., 3.50%, 03/01/31(b)		11	9,678
PrestigeBidCo GmbH, (3-mo. EURIBOR + 3.75%), 6.54%, 07/01/29(a)(d)	EUR	100	108,462
			126,570
Tobacco — 0.8%
Altria Group, Inc.
2.45%, 02/04/32	USD	200	168,728
5.38%, 01/31/44(e)		2,000	1,907,600
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Tobacco (continued)
BAT Capital Corp.
3.22%, 09/06/26	USD	394	$ 386,507
4.54%, 08/15/47		1,500	1,198,195
Reynolds American, Inc., 7.00%, 08/04/41		1,000	1,053,438
			4,714,468
Trading Companies & Distributors(b) — 0.1%
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28		111	108,169
Gates Corp., 6.88%, 07/01/29		90	91,559
Resideo Funding, Inc.
4.00%, 09/01/29		42	38,131
6.50%, 07/15/32(e)		121	120,711
			358,570
Transportation Infrastructure — 0.2%
FedEx Corp., 4.10%, 02/01/45		1,250	962,908
Water Utilities — 0.2%
American Water Capital Corp., 4.45%, 06/01/32		1,350	1,308,711
Wireless Telecommunication Services — 0.9%
Altice France SA(b)
5.13%, 07/15/29		400	313,333
5.50%, 10/15/29		400	316,942
Rogers Communications, Inc., 7.50%, 08/15/38(e)		2,325	2,663,977
T-Mobile U.S., Inc.
2.55%, 02/15/31		500	440,793
3.30%, 02/15/51		500	333,768
Vmed O2 U.K. Financing I PLC, 4.50%, 07/15/31(d)	GBP	100	110,090
Vodafone Group PLC, 4.88%, 06/19/49	USD	700	596,980
Zegona Finance PLC, 6.75%, 07/15/29(d)	EUR	100	114,077
			4,889,960
Total Corporate Bonds — 66.8% (Cost: $380,820,108)			375,581,994
Fixed Rate Loan Interests
Diversified Consumer Services — 0.0%
Clover Holdings SPV III LLC, 2024 USD Term Loan, 15.00%, 12/09/27	USD	15	14,958
Internet Software & Services — 0.0%
Abe Investment Holdings, Inc., 2025 USD Term Loan B, 11.25%, 02/21/30(c)		95	94,288
IT Services — 0.2%
Clover Holdings 2 LLC, Term Loan B, 7.75%, 12/09/31(c)		962	955,987
Software — 0.3%
Cotiviti, Inc., 2024 Term Loan B, 7.63%, 05/01/31		1,666	1,638,927
Total Fixed Rate Loan Interests — 0.5% (Cost: $2,737,344)			2,704,160
Floating Rate Loan Interests(a)
Advertising Agencies — 0.1%
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.11%), 8.44%, 08/23/28		293	290,877
Security		Par (000)	Value
Advertising Agencies (continued)
Neptune Bidco U.S., Inc., 2022 USD Term Loan B, (3- mo. CME Term SOFR + 5.10%), 9.39%, 04/11/29	USD	209	$ 179,321
Summer BC Holdco B SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 5.26%), 9.56%, 02/15/29		57	56,733
			526,931
Aerospace & Defense — 0.1%
Azorra Soar TLB Finance Ltd, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.80%, 10/18/29		57	56,822
Dynasty Acquisition Co., Inc.
2024 1st Lien Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 10/31/31		17	17,162
2024 1st Lien Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 10/31/31		7	7,010
Goat Holdco LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 01/27/32		102	101,235
Kaman Corp., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 02/26/32		106	104,193
Signia Aerospace LLC, 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 11/21/31		132	130,959
			417,381
Automobile Components — 0.1%
Clarios Global LP, 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.07%, 01/28/32		267	262,661
Tenneco, Inc.
2022 Term Loan A, (3-mo. CME Term SOFR at 0.50% Floor + 5.10%), 9.17%, 11/17/28		15	14,702
2022 Term Loan B, (3-mo. CME Term SOFR + 5.10%), 9.42%, 11/17/28		66	64,123
			341,486
Building Materials — 0.0%
Cornerstone Building Brands, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.82%, 05/15/31		29	23,793
Quikrete Holdings, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 02/10/32		89	88,284
Wilsonart LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.55%, 08/05/31		149	140,944
			253,021
Building Products — 0.1%
Foundation Building Materials, Inc.
2021 Term Loan, 01/31/28(n)		10	9,465
2024 Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 4.26%), 8.55%, 01/29/31		240	217,857
Gulfside Supply, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.30%, 06/17/31		29	28,598
White Cap Supply Holdings LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.57%, 10/19/29		257	248,439
			504,359
Capital Markets — 0.1%
CPI Holdco B LLC, 2024 Term Loan, (1-mo. CME Term SOFR + 2.00%), 6.32%, 05/19/31		55	54,838

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Capital Markets (continued)
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 3.75%), 8.05%, 04/09/27	USD	51	$ 48,159
2021 USD 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.01%), 11.31%, 04/07/28		124	118,214
Summit Acquisition, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.07%, 10/16/31(c)		61	60,923
			282,134
Chemicals — 0.1%
Advancion Holdings LLC, 2020 2nd Lien Term Loan, (1-mo. CME Term SOFR + 7.85%), 12.17%, 11/24/28		65	60,601
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.04%, 10/04/29		267	264,338
Herens U.S. Holdco Corp., USD Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.03%), 8.32%, 07/03/28		194	177,989
Momentive Performance Materials, Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 4.00%), 8.32%, 03/29/28		102	101,133
			604,061
Commercial Services & Supplies — 0.2%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.17%, 05/12/28		114	113,622
Champions Financing, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.07%, 02/23/29		209	187,864
Galaxy U.S. Opco, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 5.00%), 9.29%, 07/31/30		137	114,074
Jupiter Buyer Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.07%, 11/01/31		38	38,005
Raven Acquisition Holdings LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.57%, 11/19/31		121	119,392
Vortex Opco LLC, Second Out Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.36%), 8.66%, 12/17/28		78	36,884
Wand NewCo 3, Inc., 2025 Repriced Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.82%, 01/30/31		282	277,804
			887,645
Construction & Engineering — 0.1%
Apple Bidco LLC, 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.82%, 09/23/31		109	108,495
Brand Industrial Services, Inc., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.79%, 08/01/30		603	569,138
			677,633
Consumer Finance — 0.0%
Neon Maple U.S Debt Mergersub, Inc., 2024 Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 11/17/31		80	79,152
Security		Par (000)	Value
Containers & Packaging — 0.0%
LABL, Inc., 2021 USD 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.10%), 9.42%, 10/30/28	USD	142	$ 117,471
Diversified Telecommunication Services — 0.3%
Delta Topco, Inc., 2024 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.57%, 11/29/30		32	31,930
Frontier Communications Holdings LLC, 2025 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.79%, 07/01/31		41	40,795
Level 3 Financing, Inc., 2025 Term Loan B, 03/27/32(n)		530	522,877
Lumen Technologies, Inc.
2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 6.79%, 04/15/29		143	137,367
2024 Term Loan A, (1-mo. CME Term SOFR + 6.00%), 10.32%, 06/01/28		43	43,446
Windstream Services LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.85%), 9.17%, 10/01/31(c)		65	64,838
Zayo Group Holdings, Inc., USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.11%), 7.44%, 03/09/27		717	665,623
			1,506,876
Electronic Equipment, Instruments & Components — 0.0%
LSF12 Crown U.S. Commercial Bidco LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.57%, 12/02/31		125	122,448
Energy Equipment & Services — 0.0%
Star Holding LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.82%, 07/31/31		95	92,655
Entertainment — 0.1%
EOC Borrower LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 03/24/32		216	215,596
Great Canadian Gaming Corp., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.05%, 11/01/29		57	56,275
Motion Finco SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.80%, 11/12/29		31	30,036
OVG Business Services LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.32%, 06/25/31(c)		7	6,649
			308,556
Environmental, Maintenance & Security Service — 0.0%
GFL ES US LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.82%, 02/04/32		135	133,680
Food Products — 0.0%
Chobani LLC, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.82%, 10/25/27		7	6,977
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Ground Transportation — 0.0%
Genesee & Wyoming, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.05%, 04/10/31	USD	30	$ 29,758
Health Care Equipment & Supplies — 0.1%
Bausch & Lomb Corp.
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.32%, 09/29/28		127	126,509
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.67%, 05/10/27		167	166,254
			292,763
Health Care Providers & Services — 0.1%
LifePoint Health, Inc.
2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.05%, 05/17/31		114	110,315
2024 Incremental Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.82%, 05/19/31		83	79,692
Quorum Health Corp., 2020 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.60%), 10.89%, 04/29/25		123	96,457
Star Parent, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.30%, 09/27/30		409	389,665
			676,129
Hotels, Restaurants & Leisure — 0.0%
City Football Group Ltd., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.94%, 07/22/30		99	97,509
Sabre GLBL, Inc.
2021 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.94%, 12/17/27		19	18,285
2021 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.94%, 12/17/27		11	10,493
2022 Term Loan B, (1-mo. CME Term SOFR + 4.35%), 8.67%, 06/30/28		3	3,069
2024 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.42%, 11/15/29		79	77,126
2024 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.42%, 11/15/29		27	25,740
			232,222
Household Durables — 0.0%
Hunter Douglas, Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.55%, 01/20/32		61	58,130
Springs Windows Fashions, LLC, 2024 First Lien Second Out TL A2, (1-mo. CME Term SOFR at 1.00% Floor + 4.11%), 8.44%, 10/06/28		124	101,389
SWF Holdings I Corp., 2024 FLFO A1 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.50%), 8.82%, 12/19/29		28	27,529
Tecta America Corp., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 02/18/32		66	65,439
			252,487
Security		Par (000)	Value
Insurance — 0.1%
Ardonagh Group Finco Pty. Ltd., 2024 USD Term Loan B, 02/15/31(n)	USD	137	$ 135,116
AssuredPartners, Inc., 2024 Incremental Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.82%, 02/14/31		34	34,008
Truist Insurance Holdings LLC, 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.05%, 05/06/32		410	412,762
			581,886
Interactive Media & Services — 0.1%
MH Sub I LLC
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.57%, 05/03/28		177	167,544
2024 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.57%, 12/31/31		120	109,686
			277,230
Internet Software & Services — 0.1%
Proofpoint, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 08/31/28		59	58,912
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (1-mo. CME Term SOFR + 4.75%), 9.07%, 03/15/30(c)		284	282,727
			341,639
IT Services — 0.0%
Amentum Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 09/29/31		80	77,142
Clover Holdings 2 LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.29%, 12/09/31		87	85,861
Fortress Intermediate 3, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.07%, 06/27/31		61	60,981
			223,984
Machinery — 0.1%
GrafTech Global Enterprises, Inc., 2024 Term Loan, (3- mo. CME Term SOFR at 2.00% Floor + 6.00%), 10.30%, 12/21/29		60	60,559
Husky Injection Molding Systems Ltd., 2024 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.72%, 02/15/29		478	475,305
			535,864
Media — 0.2%
Coral-U.S. Co-Borrower LLC, 2025 Term Loan B7, (1- mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.57%, 01/31/32		86	83,998
CSC Holdings LLC
2019 Term Loan B5, (Prime + 1.50%), 9.00%, 04/15/27		212	198,662
2022 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.82%, 01/18/28		199	191,617
Directv Financing LLC, 2025 Term Loan B, 02/15/31(n)		424	403,597

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Media (continued)
Gray Media, Inc.
2021 Term Loan D, (1-mo. CME Term SOFR + 3.11%), 7.44%, 12/01/28	USD	76	$ 69,207
2024 Term Loan B, (1-mo. CME Term SOFR + 5.25%), 9.57%, 06/04/29		27	26,392
Radiate Holdco LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.36%), 7.69%, 09/25/26		158	135,306
			1,108,779
Metals & Mining — 0.0%
Covia Holdings LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.57%, 02/14/32		51	50,793
Oil, Gas & Consumable Fuels — 0.0%
M6 ETX Holdings II Midco LLC, Term Loan B, (Prime + 3.50%), 11.00%, 09/19/29		76	76,252
Passenger Airlines — 0.0%
AAdvantage Loyalty IP Ltd., 2025 Term Loan, (1-mo. CME Term SOFR + 2.25%), 6.54%, 04/20/28		63	62,326
Pharmaceuticals — 0.2%
1261229 BC Ltd., 2025 Term Loan B, 09/25/30(n)		286	274,560
Amneal Pharmaceuticals LLC, 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 5.50%), 9.82%, 05/04/28		19	19,786
Bausch Health Americas, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR + 5.25%), 9.67%, 02/01/27		309	308,730
Endo Finance Holdings, Inc., 2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 8.32%, 04/23/31		157	155,406
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.10%), 8.40%, 10/01/27		281	262,728
			1,021,210
Real Estate Management & Development — 0.0%
CoreLogic, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.94%, 06/02/28		84	82,481
Software — 0.5%
Applied Systems, Inc., 2024 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.80%, 02/23/32		98	99,711
Ascend Learning LLC
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.85%), 10.17%, 12/10/29		39	38,763
2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 12/11/28		92	90,841
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 02/15/29		550	542,065
BMC Software Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.29%, 07/30/31		192	188,286
Boxer Parent Co., Inc., 2024 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 5.75%), 10.04%, 07/30/32		115	110,400
Central Parent, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.55%, 07/06/29		96	82,345
Security		Par (000)	Value
Software (continued)
Cloud Software Group, Inc.
2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.80%, 03/30/29	USD	116	$ 114,984
2024 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.05%, 03/21/31		287	284,156
Cloudera, Inc.
2021 Second Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.42%, 10/08/29		234	222,057
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.17%, 10/08/28		55	53,759
Ellucian Holdings, Inc., 2024 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.75%), 9.07%, 11/22/32		363	367,839
Mitchell International, Inc., 2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.57%, 06/17/31		123	121,790
Polaris Newco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.01%), 8.30%, 06/02/28		175	166,995
RealPage, Inc.
1st Lien Term Loan, (3-mo. CME Term SOFR + 3.26%), 7.56%, 04/24/28		212	209,249
2024 Incremental Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.05%, 04/24/28		84	83,907
			2,777,147
Specialty Retail — 0.0%
PetSmart LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 8.17%, 02/11/28		142	139,567
Technology Hardware, Storage & Peripherals — 0.0%
COMMSCOPE, 2024 Term Loan, 12/17/29(n)		28	27,845
Cubic Corp.
Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.82%, 05/25/28		71	42,286
Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.82%, 05/25/28		15	8,599
			78,730
Wireless Telecommunication Services — 0.1%
Altice France SA, 2023 USD Term Loan B14, (3-mo. CME Term SOFR at 0.00% Floor + 5.50%), 9.80%, 08/15/28		92	82,138
Digicel International Finance Ltd., 2024 Term Loan, (3- mo. CME Term SOFR + 7.60%), 11.79%, 05/25/27		391	383,710
			465,848
Total Floating Rate Loan Interests — 2.9% (Cost: $16,453,538)			16,169,561
Foreign Agency Obligations
Bahrain — 0.0%
Bahrain Government International Bond, 5.45%, 09/16/32(d)		200	185,813
Canada — 1.1%
CDP Financial, Inc., 5.60%, 11/25/39(b)(e)		5,890	6,140,832
Colombia — 0.1%
Colombia Government International Bond
4.50%, 01/28/26		300	298,350
8.00%, 04/20/33(e)		200	206,450
			504,800
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Dominican Republic — 0.1%
Dominican Republic International Bond
5.95%, 01/25/27(d)	USD	228	$ 229,140
4.50%, 01/30/30(b)		226	211,423
7.05%, 02/03/31(b)		150	155,100
			595,663
Egypt — 0.0%
Egypt Government International Bond, 7.50%, 02/16/61(b)		219	145,431
Guatemala — 0.1%
Guatemala Government Bond(b)
5.25%, 08/10/29		200	196,800
5.38%, 04/24/32		200	192,875
			389,675
Hungary — 0.0%
Hungary Government International Bond, Series 10Y, 5.38%, 09/12/33(d)	EUR	66	74,332
Ivory Coast — 0.1%
Ivory Coast Government International Bond(d)
6.38%, 03/03/28	USD	200	200,314
5.88%, 10/17/31	EUR	192	194,374
			394,688
Morocco — 0.0%
Morocco Government International Bond, 2.38%, 12/15/27(b)	USD	200	184,750
Oman — 0.1%
Oman Government International Bond, 6.75%, 01/17/48(d)		200	206,750
Romania — 0.1%
Romanian Government International Bond
5.25%, 11/25/27(b)		102	101,592
2.12%, 07/16/31(d)	EUR	226	198,919
5.88%, 07/11/32(b)(g)		59	63,318
6.25%, 09/10/34(b)		56	60,008
			423,837
South Africa — 0.0%
Republic of South Africa Government International Bond, 5.75%, 09/30/49	USD	252	184,968
Total Foreign Agency Obligations — 1.7% (Cost: $9,140,203)			9,431,539
Municipal Bonds
Arizona — 0.2%
Maricopa County Industrial Development Authority, RB, 7.38%, 10/01/29(b)		890	918,332
California — 1.2%
City of Los Angeles California, GO, Series A, Sustainability Bonds, 5.00%, 09/01/42		2,000	1,917,854
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1, 3.71%, 06/01/41		1,000	768,003
Oxnard Union High School District, Refunding GO, (BAM), 3.18%, 08/01/43		1,600	1,235,918
State of California, GO, BAB, 7.55%, 04/01/39		1,500	1,814,862
State of California, Refunding GO, 5.13%, 03/01/38		1,000	991,390
			6,728,027
Security		Par (000)	Value
Florida — 0.3%
State Board of Administration Finance Corp., RB, Series A, 5.53%, 07/01/34	USD	1,500	$ 1,537,036
Georgia — 0.2%
Municipal Electric Authority of Georgia, Refunding RB, BAB, 6.64%, 04/01/57(o)		987	1,083,551
Hawaii — 0.3%
City & County Honolulu Hawaii Wastewater System Revenue, Refunding RB, Series A, 2.62%, 07/01/45		1,000	671,369
State of Hawaii, GO, Series GK, 6.15%, 10/01/38		1,000	1,070,660
			1,742,029
Illinois — 0.3%
State of Illinois, GO, 5.10%, 06/01/33		1,882	1,875,814
Massachusetts — 0.3%
Massachusetts Educational Financing Authority, Refunding RB, Series A, 6.35%, 07/01/49		1,355	1,411,180
University of Massachusetts Building Authority, Refunding RB, Series 3, 3.43%, 11/01/40		500	419,205
			1,830,385
New Jersey — 0.3%
New Jersey Turnpike Authority, RB, BAB, Series A, 7.10%, 01/01/41		1,750	2,005,283
New York — 0.6%
City of New York, GO, Series D-1, Sustainability Bonds, 5.09%, 10/01/49		1,000	964,800
New York City Municipal Water Finance Authority, Refunding RB, BAB, 6.01%, 06/15/42		1,000	1,046,509
New York State Dormitory Authority, RB, BAB, Series F, 5.63%, 03/15/39		1,100	1,121,172
			3,132,481
Texas — 0.3%
Texas Natural Gas Securitization Finance Corp., RB, Series 2023-1, Class A2, 5.17%, 04/01/41		1,500	1,514,658
Total Municipal Bonds — 4.0% (Cost: $22,280,717)			22,367,596
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 12.8%
A&D Mortgage Trust, Series 2024-NQM5, Class A1, 5.70%, 11/25/69(b)		1,485	1,488,760
ACRA Trust, Series 2024-NQM1, Class A1, 5.61%, 10/25/64(b)		481	480,545
Alternative Loan Trust
Series 2005-64CB, Class 1A15, 5.50%, 12/25/35		321	284,058
Series 2006-OA21, Class A1, (1 mo. Term SOFR + 0.30%), 4.62%, 03/20/47(a)		312	266,196
Series 2007-OA10, Class 2A1, (1 mo. Term SOFR + 0.61%), 4.93%, 09/25/47(a)		3,642	532,265
Angel Oak Mortgage Trust, Series 2024-10, Class A1, 5.35%, 10/25/69(b)		1,698	1,692,770
Banc of America Funding Trust, Series 2007-2, Class 1A2, 6.00%, 03/25/37		185	144,458
Bravo Residential Funding Trust(b)
Series 2021-NQM1, Class A1, 0.94%, 02/25/49(a)		495	459,573
Series 2023-NQM3, Class A1, 4.85%, 09/25/62		401	397,689
Series 2023-NQM4, Class A1, 6.44%, 05/25/63		1,176	1,183,581
Chase Home Lending Mortgage Trust, Series 2019- ATR1, Class A12, 6.50%, 04/25/49(a)(b)		414	415,570

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
CIM Trust(b)
Series 2023-I1, Class A1, 6.03%, 04/25/58	USD	1,020	$ 1,020,208
Series 2023-I2, Class A1, 6.64%, 12/25/67		985	993,924
COLT Mortgage Loan Trust(b)
Series 2020-2, Class M1, 5.25%, 03/25/65(a)		3,050	3,036,100
Series 2020-3, Class M1, 3.36%, 04/27/65(a)		3,820	3,601,573
Series 2022-1, Class A1, 4.55%, 04/25/67(a)		1,343	1,335,876
Series 2022-7, Class A1, 5.16%, 04/25/67		1,674	1,665,175
Series 2022-9, Class A1, 6.79%, 12/25/67		260	261,202
Series 2023-2, Class A1, 6.60%, 07/25/68		1,021	1,029,461
Series 2024-6, Class A1, 5.39%, 11/25/69		1,232	1,229,778
Series 2024-7, Class A1, 5.54%, 12/26/69		1,457	1,457,859
Series 2024-INV4, Class A1, 5.61%, 05/25/69		1,228	1,231,439
CSMC Trust, Series 2022-NQM5, Class A1, 5.17%, 05/25/67(a)(b)		2,396	2,384,280
Deephaven Residential Mortgage Trust, Series 2022-2, Class A1, 4.30%, 03/25/67(a)(b)		225	216,657
Ellington Financial Mortgage Trust(a)(b)
Series 2020-1, Class M1, 5.24%, 05/25/65		1,500	1,507,183
Series 2021-2, Class A1, 0.93%, 06/25/66		174	143,366
Flagstar Mortgage Trust, Series 2021-4, Class A1, 2.50%, 06/01/51(a)(b)		2,260	1,846,350
GCAT Trust(a)(b)
Series 2022-NQM3, Class A1, 4.35%, 04/25/67		1,030	1,014,408
Series 2024-INV4, Class A2, 5.50%, 12/25/54		981	973,358
GS Mortgage-Backed Securities Corp. Trust, Series 2022- PJ2, Class A4, 2.50%, 06/25/52(a)(b)		965	787,168
GS Mortgage-Backed Securities Trust, Series 2021-PJ2, Class A2, 2.50%, 11/25/51(a)(b)		842	688,132
GSR Mortgage Loan Trust, Series 2007-4F, Class 3A1, 6.00%, 07/25/37		75	48,819
Homes Trust, Series 2024-NQM2, Class A1, 5.72%, 10/25/69(b)		586	587,431
Homeward Opportunities Fund Trust, Series 2022-1, Class A1, 5.08%, 07/25/67(b)		1,037	1,030,427
JP Morgan Mortgage Trust
Series 2006-S3, Class 1A12, 6.50%, 08/25/36		42	12,939
Series 2022-DSC1, Class A1, 4.75%, 01/25/63(a)(b)		401	390,687
Series 2022-INV3, Class A3B, 3.00%, 09/25/52(a)(b)		673	572,682
Series 2023-DSC1, Class A1, 4.63%, 07/25/63(a)(b)		287	277,770
Series 2024-INV1, Class A3, 5.50%, 04/25/55(a)(b)		1,858	1,844,031
Mello Mortgage Capital Acceptance, Series 2022-INV2, Class A3, 3.00%, 04/25/52(a)(b)		711	603,618
Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 3A1, 5.83%, 05/25/36(a)		110	72,691
MFA Trust(b)
Series 2021-NQM1, Class M1, 2.31%, 04/25/65(a)		2,750	2,251,937
Series 2023-NQM1, Class A1, 5.75%, 11/25/67		717	715,581
Series 2023-NQM3, Class A1, 6.62%, 07/25/68		1,255	1,263,636
Mill City Mortgage Trust, Series 2023-NQM2, Class A1, 6.24%, 12/25/67(b)		1,524	1,528,796
OBX Trust(b)
Series 2022-INC3, Class A1, 3.00%, 02/25/52(a)		627	534,436
Series 2022-NQM9, Class A1A, 6.45%, 09/25/62		433	434,609
Series 2023-NQM1, Class A1, 6.12%, 11/25/62(a)		557	557,221
Series 2023-NQM5, Class A1A, 6.57%, 06/25/63		1,209	1,221,686
Series 2023-NQM6, Class A1, 6.52%, 07/25/63		978	988,653
Series 2024-NQM17, Class A1, 5.61%, 11/25/64(a)		1,209	1,214,912
PMT Loan Trust, Series 2024-INV1, Class A3, 5.50%, 10/25/59(a)(b)		1,872	1,855,660
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
PRKCM Trust, Series 2023-AFC2, Class A1, 6.48%, 06/25/58(b)	USD	1,106	$ 1,112,712
Provident Funding Mortgage Trust, Series 2024-1, Class A1, 5.50%, 12/25/54(a)(b)		1,534	1,519,219
Radian Mortgage Capital Trust, Series 2024-J2, Class A4, 5.50%, 03/25/55(a)(b)		775	767,520
RCKT Mortgage Trust, Series 2022-2, Class A1, 3.00%, 02/25/52(a)(b)		931	791,240
Sequoia Mortgage Trust, Series 2024-INV1, Class A3, 5.50%, 10/25/54(a)(b)		1,034	1,022,699
SG Residential Mortgage Trust, Series 2022-2, Class A1, 5.35%, 08/25/62(b)		598	595,973
Spruce Hill Mortgage Loan Trust, Series 2022-SH1, Class A1A, 4.10%, 07/25/57(b)		625	596,709
STAR Trust, Series 2021-1, Class M1, 2.36%, 05/25/65(a)(b)		2,050	1,767,502
Starwood Mortgage Residential Trust, Series 2020-3, Class M1, 3.54%, 04/25/65(a)(b)		2,000	1,780,827
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75%, 06/25/57(a)(b)		53	51,983
Verus Securitization Trust(b)
Series 2022-3, Class A1, 4.13%, 02/25/67		2,481	2,344,825
Series 2022-7, Class A1, 5.15%, 07/25/67		1,373	1,367,064
Series 2022-INV2, Class A1, 6.79%, 10/25/67		396	396,949
Series 2023-1, Class A1, 5.85%, 12/25/67		762	761,914
Series 2023-5, Class A1, 6.48%, 06/25/68		956	962,469
Series 2024-8, Class A1, 5.36%, 10/25/69(a)		1,687	1,683,097
Series 2024-R1, Class A1, 5.22%, 09/25/69(a)		1,691	1,688,183
Visio Trust, Series 2023-2, Class A1, 6.60%, 10/25/58(b)		1,186	1,197,800
			72,185,869
Commercial Mortgage-Backed Securities — 4.3%
3650R Commercial Mortgage Trust, Series 2021-PF1, Class A5, 2.52%, 11/15/54		1,250	1,070,026
Bayview Commercial Asset Trust, Series 2007-2A, Class A1, (1 mo. Term SOFR + 0.52%), 4.84%, 07/25/37(a)(b)		511	477,100
BFLD Commercial Mortgage Trust, Series 2024-UNIV, Class D, (1 mo. Term SOFR + 2.69%), 7.01%, 11/15/41(a)(b)		630	629,213
BPR Commercial Mortgage Trust, Series 2024-PARK, Class D, 6.53%, 11/05/39(a)(b)		200	205,782
BX Commercial Mortgage Trust(a)(b)
Series 2021-CIP, Class A, (1 mo. Term SOFR + 1.04%), 5.35%, 12/15/38		554	552,878
Series 2021-SOAR, Class A, (1 mo. Term SOFR + 0.78%), 5.10%, 06/15/38		1,482	1,476,131
Series 2021-XL2, Class A, (1 mo. Term SOFR + 0.80%), 5.12%, 10/15/38		203	202,341
Series 2022-LP2, Class A, (1 mo. Term SOFR + 1.01%), 5.33%, 02/15/39		1,081	1,077,681
Series 2024-MF, Class C, (1 mo. Term SOFR + 1.94%), 6.26%, 02/15/39		452	451,300
Series 2024-XL4, Class C, (1 mo. Term SOFR + 2.19%), 6.51%, 02/15/39		97	97,140
BX Trust(a)(b)
Series 2021-LBA, Class AJV, (1 mo. Term SOFR + 0.91%), 5.23%, 02/15/36		1,690	1,687,961
Series 2022 VAMF, Class A, (1 mo. Term SOFR + 0.85%), 5.17%, 01/15/39		1,300	1,292,688
Series 2024-BIO, Class C, (1 mo. Term SOFR + 2.64%), 6.96%, 02/15/41		240	237,000
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BX Trust(a)(b) (continued)
Series 2024-CNYN, Class C, (1 mo. Term SOFR + 1.94%), 6.26%, 04/15/41	USD	676	$ 674,958
Series 2024-PAT, Class B, (1 mo. Term SOFR + 3.04%), 7.36%, 03/15/41		170	169,788
Cantor Commercial Real Estate Lending, Series 2019- CF2, Class A5, 2.87%, 11/15/52		550	501,145
Century Plaza Towers, Series 2019-CPT, Class C, 3.00%, 11/13/39(a)(b)		250	215,290
CONE Trust, Series 2024-DFW1, Class D, (1 mo. Term SOFR + 3.04%), 7.36%, 08/15/41(a)(b)		660	658,732
CSMC(a)(b)
Series 2020-FACT, Class D, (1 mo. Term SOFR + 4.32%), 8.64%, 10/15/37		900	848,250
Series 2021-BHAR, Class C, (1 mo. Term SOFR + 2.11%), 6.43%, 11/15/38		300	297,060
DC Trust, Series 2024-HLTN, Class C, 7.04%, 04/13/40(a)(b)		220	224,579
Extended Stay America Trust, Series 2021-ESH, Class D, (1 mo. Term SOFR + 2.36%), 6.68%, 07/15/38(a)(b)		1,672	1,669,581
GS Mortgage Securities Trust
11/18/29(a)(b)(g)		216	216,000
11/18/29(a)(b)(g)		400	400,000
Series 2019-GC38, Class AAB, 3.84%, 02/10/52		714	704,929
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-ACB, Class A, (30-day Avg SOFR + 1.40%), 5.75%, 03/15/39(a)(b)		1,700	1,701,641
JW Commercial Mortgage Trust, Series 2024-MRCO, Class C, (1 mo. Term SOFR + 2.39%), 6.71%, 06/15/39(a)(b)		800	798,250
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 3.31%, 04/15/48		704	702,600
SELF Commercial Mortgage Trust, Series 2024-STRG, Class D, (1 mo. Term SOFR + 2.94%), 7.26%, 11/15/34(a)(b)		270	269,023
STWD Trust, Series 2021-FLWR, Class A, (1 mo. Term SOFR + 0.69%), 5.01%, 07/15/36(a)(b)		919	913,604
UBS Commercial Mortgage Trust, Series 2019-C18, Class A4, 3.04%, 12/15/52		1,200	1,097,502
VEGAS, Series 2024-GCS, Class D, 6.22%, 07/10/36(a)(b)		650	607,864
Wells Fargo Commercial Mortgage Trust
Series 2016-LC25, Class A4, 3.64%, 12/15/59		1,700	1,669,406
Series 2024-BPRC, Class D, 7.08%, 07/15/43(b)		250	251,272
			24,048,715
Total Non-Agency Mortgage-Backed Securities — 17.1% (Cost: $99,634,437)			96,234,584
Preferred Securities
Capital Trusts — 5.7%(a)
Banks(h) — 3.2%
Bank of America Corp., Series FF, 5.88%(e)		3,500	3,527,312
Barclays PLC
4.38%		310	279,325
9.63%		640	701,985
Citigroup, Inc., Series AA, 7.63%		186	193,507
HSBC Holdings PLC
4.70%		275	245,572
6.50%(e)		1,090	1,092,024
Security		Par (000)	Value
Banks (continued)
HSBC Holdings PLC (continued)
6.00%(e)	USD	235	$ 233,450
ING Groep NV, Series NC10, 4.25%		1,500	1,253,497
Krung Thai Bank PCL/Cayman Islands, 4.40%(d)		252	247,212
Lloyds Banking Group PLC
6.75%		595	596,932
7.50%		1,750	1,755,936
NatWest Group PLC
8.13%		225	236,223
6.00%		1,575	1,572,475
PNC Financial Services Group, Inc.
Series V, 6.20%		80	81,112
Series W, 6.25%(e)		3,705	3,723,970
Rizal Commercial Banking Corp., 6.50%(d)		200	199,812
U.S. Bancorp, Series J, 5.30%(e)		1,900	1,878,922
			17,819,266
Capital Markets(h) — 0.9%
Bank of New York Mellon Corp., Series F, 4.63%		2,750	2,702,843
UBS Group AG(b)
4.88%		2,000	1,940,036
Series NC10, 9.25%		200	228,240
Series NC5, 9.25%		400	434,416
			5,305,535
Electric Utilities — 1.3%
Edison International, Series B, 5.00%(h)		95	85,827
Electricite de France SA, 3.38%(d)(h)	EUR	200	199,082
NextEra Energy Capital Holdings, Inc., 5.65%, 05/01/79	USD	4,750	4,650,578
NRG Energy, Inc., 10.25%(b)(h)		340	374,345
PG&E Corp., 7.38%, 03/15/55		1,723	1,693,454
			7,003,286
Health Care Providers & Services — 0.3%
CVS Health Corp.
6.75%, 12/10/54		320	318,590
7.00%, 03/10/55		1,305	1,315,296
			1,633,886
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp., 7.00%(b)(h)		141	142,776
			31,904,749

	Shares
Preferred Stocks — 0.0%
Financial Services — 0.0%
Federal National Mortgage Association, Series S, 8.25%(a)(h)	10,000	119,000
IT Services(m) — 0.0%
Veritas Kapital Assurance PLC
Series G	428	9,844
Series G-1(a)	296	6,808
		16,652
		135,652

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Trust Preferred — 0.1%
Banks — 0.1%
Citigroup Capital XIII, 10.92%, 10/30/40(a)	29,583	$ 883,349
		883,349
Total Preferred Securities — 5.8% (Cost: $32,566,004)		32,923,750

		Par (000)
U.S. Government Sponsored Agency Securities
Agency Obligations — 0.9%
Resolution Funding Corp. Principal Strip, 0.00%, 04/15/30(j)	USD	6,055	4,912,223
Collateralized Mortgage Obligations — 5.1%
Fannie Mae REMICS(e)
Series 2015-47, Class GL, 3.50%, 07/25/45		1,636	1,474,015
Series 2022-25, Class KL, 4.00%, 05/25/52		14,500	13,137,448
Freddie Mac REMICS
Series 4350, Class DY, 4.00%, 06/15/44(e)		1,388	1,338,998
Series 4398, Class ZX, 4.00%, 09/15/54(e)		11,672	10,525,723
Series 4549, Class TZ, 4.00%, 11/15/45		2,685	2,590,874
			29,067,058
Interest Only Collateralized Mortgage Obligations — 0.0%
Fannie Mae REMICS, Series 2012-47, Class NI, 4.50%, 04/25/42		646	93,254
Ginnie Mae, Series 2009-116, Class KS, (1 mo. Term SOFR + 6.36%), 2.04%, 12/16/39(a)		508	46,144
			139,398
Mortgage-Backed Securities — 13.1%
Fannie Mae Mortgage-Backed Securities(e)
4.50%, 07/01/55		2,426	2,342,467
4.00%, 02/01/56 - 04/01/56		2,657	2,499,567
Freddie Mac Mortgage-Backed Securities(e)
4.00%, 05/01/39		4,012	3,916,263
4.50%, 03/01/47		483	476,935
Ginnie Mae Mortgage-Backed Securities, 5.50%, 08/15/33		19	19,140
Uniform Mortgage-Backed Securities(e)
1.50%, 05/01/31		4,711	4,398,310
5.00%, 08/01/34 - 11/01/45		24,645	24,690,193
4.50%, 06/01/37 - 06/01/44		12,053	11,899,255
5.50%, 12/01/37 - 04/15/55(p)		9,869	9,967,135
6.00%, 12/01/38		170	177,350
3.50%, 09/01/42 - 04/01/53		4,215	3,843,728
3.00%, 02/01/52		1,787	1,549,221
4.00%, 05/01/52 - 09/01/52		3,658	3,437,327
6.50%, 10/01/53		4,150	4,281,894
			73,498,785
Total U.S. Government Sponsored Agency Securities — 19.1% (Cost: $111,478,590)			107,617,464
U.S. Treasury Obligations
U.S. Treasury Bonds(e)
4.38%, 02/15/38		1,600	1,610,938
4.13%, 08/15/44		30,400	28,481,000
3.00%, 11/15/45		54,500	42,521,926
3.13%, 05/15/48		1,900	1,478,957
Security		Par (000)	Value
U.S. Treasury Obligations (continued)
U.S. Treasury Bonds(e) (continued)
4.63%, 05/15/54	USD	31,000	$ 31,100,508
U.S. Treasury Notes(e)
0.63%, 07/31/26		27,500	26,311,914
3.63%, 05/31/28		1,900	1,884,414
4.88%, 10/31/28		7,800	8,048,320
Total U.S. Treasury Obligations — 25.1% (Cost: $142,214,180)			141,437,977
Total Long-Term Investments — 155.5% (Cost: $888,576,420)			874,645,920

Shares
Short-Term Securities
Money Market Funds — 1.0%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.22%(q)(r)	5,455,702	5,455,702

		Par (000)
U.S. Treasury Obligations — 4.6%
U.S. Treasury Notes, 5.00%, 10/31/25(e)	USD	26,000	26,118,422
Total Short-Term Securities — 5.6% (Cost: $31,462,746)			31,574,124
Total Investments — 161.1% (Cost: $920,039,166)			906,220,044
Liabilities in Excess of Other Assets — (61.1)%			(343,825,939)
Net Assets — 100.0%			$ 562,394,105

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)	When-issued security.
(h)	Perpetual security with no stated maturity date.
(i)	Convertible security.
(j)	Zero-coupon bond.
(k)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(l)	Issuer filed for bankruptcy and/or is in default.
(m)	Non-income producing security.
(n)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(p)	Represents or includes a TBA transaction.
(q)	Affiliate of the Trust.
(r)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Core Bond Trust (BHK)

Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares Held at 03/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 4,465,196	$ 990,506 (a)	$ —	$ —	$ —	$ 5,455,702	5,455,702	$ 62,194	$ —

(a)	Represents net amount purchased (sold).
Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Credit Agricole Corporate and Investment Bank	4.47%(b)	10/30/24	Open	$ 28,918,000	$ 28,930,290	U.S. Treasury Obligations	Open/Demand
U.S. Bancorp Investments, Inc.	4.31 (b)	12/09/24	Open	2,020,000	2,048,913	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	4.31 (b)	12/09/24	Open	562,375	570,424	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	4.31 (b)	12/09/24	Open	2,771,250	2,810,916	Corporate Bonds	Open/Demand
Barclays Bank PLC	4.49 (b)	12/11/24	Open	1,740,925	1,766,369	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50 (b)	12/11/24	Open	2,216,625	2,249,089	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50 (b)	12/11/24	Open	4,091,500	4,151,423	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50 (b)	12/13/24	Open	1,824,475	1,850,714	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50 (b)	12/23/24	Open	1,793,844	1,816,043	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	4.31 (b)	12/26/24	Open	3,071,250	3,106,549	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.32 (b)	01/27/25	Open	46,058	46,411	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.35 (b)	01/27/25	Open	196,463	197,983	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.35 (b)	01/27/25	Open	133,795	134,829	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.35 (b)	01/27/25	Open	199,796	201,341	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	4.40 (b)	01/27/25	Open	553,519	557,849	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.42 (b)	01/27/25	Open	330,785	333,384	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.42 (b)	01/27/25	Open	312,987	315,447	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.42 (b)	01/27/25	Open	947,500	954,945	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.42 (b)	01/27/25	Open	103,615	104,429	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.47 (b)	01/27/25	Open	213,964	215,664	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.47 (b)	01/27/25	Open	306,377	308,812	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.47 (b)	01/27/25	Open	198,308	199,883	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	01/27/25	Open	200,867	202,467	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	01/27/25	Open	1,752,187	1,766,143	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	01/27/25	Open	932,500	939,927	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	01/27/25	Open	106,175	107,021	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	01/27/25	Open	132,940	133,999	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	01/27/25	Open	287,640	289,931	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	01/27/25	Open	326,500	329,100	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	01/27/25	Open	156,573	157,820	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	01/27/25	Open	136,345	137,431	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.50 (b)	01/27/25	Open	403,357	406,584	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.25 (b)	02/11/25	Open	165,384	166,341	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.35 (b)	02/11/25	Open	251,170	252,658	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.35 (b)	02/11/25	Open	111,101	111,759	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.45 (b)	02/11/25	Open	391,250	393,620	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.45 (b)	02/11/25	Open	1,498,125	1,507,199	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.45 (b)	02/11/25	Open	115,718	116,418	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	02/13/25	Open	766,875	771,360	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50 (b)	02/13/25	Open	2,951,250	2,968,589	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50 (b)	02/13/25	Open	2,846,250	2,862,972	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	02/18/25	Open	528,937	531,702	Corporate Bonds	Open/Demand
BNP Paribas SA	4.35 (b)	02/20/25	Open	831,971	835,992	Corporate Bonds	Open/Demand
BNP Paribas SA	4.37 (b)	02/20/25	Open	101,550	102,043	Corporate Bonds	Open/Demand
BNP Paribas SA	4.40 (b)	02/20/25	Open	419,662	421,714	Corporate Bonds	Open/Demand
BNP Paribas SA	4.40 (b)	02/20/25	Open	124,283	124,890	Corporate Bonds	Open/Demand

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Core Bond Trust (BHK)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
BNP Paribas SA	4.40%(b)	02/20/25	Open	$ 884,844	$ 889,170	Corporate Bonds	Open/Demand
BNP Paribas SA	4.44 (b)	02/20/25	Open	131,573	132,222	Corporate Bonds	Open/Demand
BNP Paribas SA	4.45 (b)	02/20/25	Open	149,063	149,800	Corporate Bonds	Open/Demand
BNP Paribas SA	4.45 (b)	02/20/25	Open	1,348,710	1,355,379	Corporate Bonds	Open/Demand
BNP Paribas SA	4.45 (b)	02/20/25	Open	1,173,052	1,178,853	Capital Trusts	Open/Demand
BNP Paribas SA	4.45 (b)	02/20/25	Open	222,261	223,360	Corporate Bonds	Open/Demand
BNP Paribas SA	4.45 (b)	02/20/25	Open	99,581	100,074	Corporate Bonds	Open/Demand
BNP Paribas SA	4.46 (b)	02/20/25	Open	189,373	190,311	Corporate Bonds	Open/Demand
BNP Paribas SA	4.47 (b)	02/25/25	Open	42,986,875	43,165,509	U.S. Treasury Obligations	Open/Demand
BNP Paribas SA	4.47 (b)	02/25/25	Open	8,121,750	8,155,500	U.S. Treasury Obligations	Open/Demand
BNP Paribas SA	4.47 (b)	02/25/25	Open	26,552,500	26,662,840	U.S. Treasury Obligations	Open/Demand
BNP Paribas SA	4.47 (b)	02/25/25	Open	1,498,625	1,504,853	U.S. Treasury Obligations	Open/Demand
BNP Paribas SA	4.47 (b)	02/25/25	Open	1,080,035	1,084,523	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	4.47 (b)	02/25/25	Open	1,888,125	1,895,971	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	4.47 (b)	02/25/25	Open	26,193,750	26,302,600	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	4.47 (b)	02/25/25	Open	31,620,000	31,751,399	U.S. Treasury Obligations	Open/Demand
HSBC Securities (USA), Inc.	4.46	03/12/25	04/14/25	560,945	562,265	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.46	03/12/25	04/14/25	720,783	722,479	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.46	03/12/25	04/14/25	1,697,257	1,701,252	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.46	03/12/25	04/14/25	217,499	218,011	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.46	03/12/25	04/14/25	1,495,250	1,498,769	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.46	03/12/25	04/14/25	1,314,837	1,317,932	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.46	03/12/25	04/14/25	1,585,505	1,589,238	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.46	03/12/25	04/14/25	826,553	828,498	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.46	03/12/25	04/14/25	1,291,625	1,294,665	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.46	03/12/25	04/14/25	877,717	879,783	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.46	03/12/25	04/14/25	928,968	931,155	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.46	03/12/25	04/14/25	1,495,295	1,498,815	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.46	03/12/25	04/14/25	2,021,769	2,026,528	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.46	03/12/25	04/14/25	1,401,181	1,404,479	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.46	03/12/25	04/14/25	1,270,650	1,273,641	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.46	03/12/25	04/14/25	2,258,173	2,263,488	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.46	03/12/25	04/14/25	383,992	384,896	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.46	03/12/25	04/14/25	201,236	201,710	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.46	03/12/25	04/14/25	172,382	172,788	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.46	03/12/25	04/14/25	844,975	846,964	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.46	03/12/25	04/14/25	903,612	905,739	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.46	03/12/25	04/14/25	4,144,959	4,154,716	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.46	03/12/25	04/14/25	3,780,476	3,789,375	U.S. Government Sponsored Agency Securities	Up to 30 Days
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Core Bond Trust (BHK)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
HSBC Securities (USA), Inc.	4.46%	03/12/25	04/14/25	$ 1,495,223	$ 1,498,743	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.46	03/12/25	04/14/25	1,481,897	1,485,385	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.46	03/12/25	04/14/25	1,345,553	1,348,720	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.46	03/12/25	04/14/25	344,318	345,128	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.46	03/12/25	04/14/25	461,647	462,733	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.46	03/12/25	04/14/25	488,080	489,229	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.46	03/12/25	04/14/25	4,253,684	4,263,697	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.46	03/12/25	04/14/25	254,560	255,160	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.46	03/12/25	04/14/25	220,665	221,185	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.46	03/12/25	04/14/25	1,731,628	1,735,704	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.46	03/12/25	04/14/25	2,267,844	2,273,182	U.S. Government Sponsored Agency Securities	Up to 30 Days
Morgan Stanley & Co. LLC	4.46	03/12/25	04/14/25	13,597,923	13,629,930	U.S. Government Sponsored Agency Securities	Up to 30 Days
Morgan Stanley & Co. LLC	4.46	03/12/25	04/14/25	7,123,820	7,140,589	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	4.48	03/13/25	04/04/25	1,277,344	1,280,205	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	4.48	03/13/25	04/04/25	1,403,625	1,406,769	U.S. Government Sponsored Agency Securities	Up to 30 Days
Credit Agricole Corporate and Investment Bank	4.48	03/13/25	04/04/25	12,542,059	12,570,153	U.S. Government Sponsored Agency Securities	Up to 30 Days
BofA Securities, Inc.	4.15	03/14/25	04/11/25	156,975	157,301	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.15	03/14/25	04/11/25	165,263	165,605	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.25	03/14/25	04/11/25	105,850	106,075	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.30	03/14/25	04/11/25	115,651	115,900	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	03/14/25	04/11/25	502,500	503,593	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	03/14/25	04/11/25	297,005	297,651	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	03/14/25	04/11/25	170,963	171,334	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	03/14/25	04/11/25	946,000	948,058	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	03/14/25	04/11/25	135,878	136,176	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	03/14/25	04/11/25	1,244,850	1,247,589	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	03/14/25	04/11/25	109,656	109,897	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	03/14/25	04/11/25	437,500	438,473	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	03/14/25	04/11/25	85,388	85,577	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	03/14/25	04/11/25	174,230	174,618	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	03/14/25	04/11/25	128,563	128,849	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	03/14/25	04/11/25	223,310	223,807	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	03/14/25	04/11/25	3,790,000	3,798,433	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	03/14/25	04/11/25	383,586	384,440	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	03/14/25	04/11/25	145,500	145,824	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	03/14/25	04/11/25	823,463	825,295	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	03/14/25	04/11/25	1,211,250	1,213,945	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	03/14/25	04/11/25	1,622,125	1,625,734	Capital Trusts	Up to 30 Days
BofA Securities, Inc.	4.45	03/14/25	04/11/25	91,355	91,558	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	03/14/25	04/11/25	219,883	220,372	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	03/14/25	04/11/25	140,413	140,725	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	03/14/25	04/11/25	2,895,000	2,901,441	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	03/14/25	04/11/25	2,753,160	2,759,286	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	03/14/25	04/11/25	568,301	569,566	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	03/14/25	04/11/25	1,600,312	1,603,873	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	03/14/25	04/11/25	321,745	322,461	Corporate Bonds	Up to 30 Days

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Core Bond Trust (BHK)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
BofA Securities, Inc.	4.45%	03/14/25	04/11/25	$ 699,105	$ 700,660	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	03/14/25	04/11/25	114,949	115,205	Corporate Bonds	Up to 30 Days
Nomura Securities International, Inc.	4.48 (b)	03/14/25	Open	310,819	311,515	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	4.25	03/18/25	04/22/25	997,425	999,074	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.30	03/18/25	04/22/25	260,332	260,768	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.40	03/18/25	04/22/25	141,500	141,742	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.45	03/18/25	04/22/25	1,606,175	1,608,955	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.45	03/19/25	04/22/25	89,314	89,458	Corporate Bonds	Up to 30 Days
HSBC Securities (USA), Inc.	4.50 (b)	03/19/25	Open	3,868,750	3,875,037	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	4.50 (b)	03/19/25	Open	2,190,312	2,193,872	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	4.50 (b)	03/19/25	Open	2,540,062	2,544,190	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	4.50 (b)	03/19/25	Open	2,399,495	2,403,394	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	4.50 (b)	03/19/25	Open	4,177,437	4,184,226	Corporate Bonds	Open/Demand
Barclays Bank PLC	4.49	03/21/25	05/09/25	5,018,750	5,025,635	Foreign Agency Obligations	31 - 90 Days
Barclays Bank PLC	4.49	03/21/25	05/09/25	2,366,287	2,369,534	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.45	03/21/25	05/09/25	222,702	223,005	Capital Trusts	31 - 90 Days
Barclays Capital, Inc.	4.45	03/21/25	05/09/25	1,037,157	1,038,567	Capital Trusts	31 - 90 Days
Barclays Capital, Inc.	4.45	03/21/25	05/09/25	118,125	118,286	Capital Trusts	31 - 90 Days
Barclays Capital, Inc.	4.45	03/21/25	05/09/25	187,500	187,755	Capital Trusts	31 - 90 Days
Barclays Capital, Inc.	4.45	03/21/25	05/09/25	2,171,875	2,174,828	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.45	03/21/25	05/09/25	790,000	791,074	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.45	03/21/25	05/09/25	931,250	932,516	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.45	03/21/25	05/09/25	1,116,937	1,118,456	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.49	03/21/25	05/09/25	1,677,375	1,679,676	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	4.15	03/26/25	04/11/25	499,070	499,070	Corporate Bonds	Up to 30 Days
				$ 350,016,025	$ 351,325,403

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Ultra Long Treasury Note	423	06/18/25	$ 48,400	$ 778,957
Ultra U.S. Treasury Bond	638	06/18/25	78,414	1,489,968
5-Year U.S. Treasury Note	99	06/30/25	10,719	41,724
				2,310,649
Short Contracts
10-Year U.S. Treasury Note	940	06/18/25	104,737	(1,673,751)
U.S. Long Bond	287	06/18/25	33,785	(507,685)
2-Year U.S. Treasury Note	152	06/30/25	31,501	(96,653)
				(2,278,089)
				$ 32,560
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	199,077	USD	215,109	UBS AG	04/16/25	$ 314
USD	99,408	CAD	142,000	Royal Bank of Canada	06/18/25	355
USD	72,374	EUR	66,000	Natwest Markets PLC	06/18/25	700
USD	111,985	EUR	103,000	Natwest Markets PLC	06/18/25	130
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Core Bond Trust (BHK)

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,910,807	EUR	4,479,000	State Street Bank and Trust Co.	06/18/25	$ 46,739
USD	519,491	GBP	402,000	Natwest Markets PLC	06/18/25	246
						48,484
USD	63,580	EUR	58,824	Bank of America N.A.	04/16/25	(74)
USD	57,925	EUR	56,000	Barclays Bank PLC	04/16/25	(2,673)
USD	71,637	EUR	69,855	Deutsche Bank AG	04/16/25	(3,954)
USD	188,125	EUR	183,443	Deutsche Bank AG	04/16/25	(10,379)
USD	350,975	EUR	342,242	Toronto-Dominion Bank	04/16/25	(19,368)
USD	106,292	EUR	98,000	Standard Chartered Bank	06/18/25	(134)
						(36,582)
						$ 11,902
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Trust	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.41.V1	1.00%	Quarterly	12/20/28	USD	21,650	$ (427,229)	$ (243,895)	$ (183,334)
CDX.NA.HY.44.V1	5.00	Quarterly	06/20/30	USD	6,300	(335,333)	(364,588)	29,255
						$ (762,562)	$ (608,483)	$ (154,079)
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Virgin Media Finance PLC	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/25	B-	EUR	10	$ 308	$ 309	$ (1)
CMA CGM SA	5.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/27	BB+	EUR	20	1,828	2,319	(491)
Adler Real Estate AG	5.00	Quarterly	Bank of America N.A.	12/20/27	CCC+	EUR	5	308	(665)	973
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	CCC+	EUR	3	185	(385)	570
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	CCC+	EUR	9	521	(1,082)	1,603
Adler Real Estate AG	5.00	Quarterly	Citibank N.A.	12/20/27	CCC+	EUR	3	151	(322)	473
Adler Real Estate AG	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	CCC+	EUR	6	316	(693)	1,009
Adler Real Estate AG	5.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/27	CCC+	EUR	4	229	(490)	719
Faurecia SE	5.00	Quarterly	Barclays Bank PLC	06/20/29	BB-	EUR	13	890	1,478	(588)
iTraxx.XO.42 V2 20-35%	5.00	Quarterly	BNP Paribas SA	12/20/29	B+	EUR	18	2,040	2,306	(266)
SES S.A.	1.00	Quarterly	Bank of America N.A.	12/20/29	NR	EUR	4	(263)	(307)	44
SES S.A.	1.00	Quarterly	Barclays Bank PLC	12/20/29	NR	EUR	4	(263)	(277)	14
								$ 6,250	$ 2,191	$ 4,059

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Core Bond Trust (BHK)

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 70,163,810	$ —	$ 70,163,810
Common Stocks	—	—	13,485	13,485
Corporate Bonds
Advertising Agencies	—	3,095,588	—	3,095,588
Aerospace & Defense	—	16,900,935	—	16,900,935
Air Freight & Logistics	—	186,888	—	186,888
Automobile Components	—	2,956,277	—	2,956,277
Automobiles	—	5,846,107	—	5,846,107
Banks	—	36,608,321	—	36,608,321
Beverages	—	4,277,401	—	4,277,401
Biotechnology	—	3,492,408	—	3,492,408
Building Materials	—	3,859,838	—	3,859,838
Building Products	—	5,987,815	—	5,987,815
Capital Markets	—	5,374,182	—	5,374,182
Chemicals	—	4,667,568	—	4,667,568
Commercial Services & Supplies	—	13,456,371	—	13,456,371
Construction & Engineering	114,187	1,235,013	—	1,349,200
Consumer Finance	—	3,295,911	—	3,295,911
Consumer Staples Distribution & Retail	—	253,734	—	253,734
Containers & Packaging	—	4,418,430	—	4,418,430
Diversified REITs	—	8,552,350	—	8,552,350
Diversified Telecommunication Services	—	20,134,602	302,475	20,437,077
Electric Utilities	—	27,641,298	—	27,641,298
Electronic Equipment, Instruments & Components	—	691,213	—	691,213
Energy Equipment & Services	—	1,557,942	—	1,557,942
Entertainment	—	3,346,737	—	3,346,737
Environmental, Maintenance & Security Service	—	1,917,734	—	1,917,734
Financial Services	—	3,713,853	—	3,713,853
Food Products	—	4,756,156	—	4,756,156
Gas Utilities	—	5,732,116	—	5,732,116
Ground Transportation	—	6,713,874	—	6,713,874
Health Care Equipment & Supplies	—	3,896,196	—	3,896,196
Health Care Providers & Services	—	10,929,718	—	10,929,718
Health Care REITs	—	1,904,689	—	1,904,689
Hotel & Resort REITs	—	1,578,004	—	1,578,004
Hotels, Restaurants & Leisure	—	6,870,907	1,946,546	8,817,453
Household Durables	—	1,190,265	—	1,190,265
Household Products	—	62,930	—	62,930
Independent Power and Renewable Electricity Producers	—	561,378	—	561,378
Industrial Conglomerates	—	759,118	—	759,118
Insurance	—	19,692,301	—	19,692,301
Interactive Media & Services	—	482,683	—	482,683
Internet Software & Services	—	2,215,466	—	2,215,466
IT Services	—	2,719,827	—	2,719,827
Machinery	—	3,178,400	—	3,178,400
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Core Bond Trust (BHK)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Corporate Bonds (continued)
Media	$ —	$ 17,229,504	$ —	$ 17,229,504
Metals & Mining	—	5,084,331	—	5,084,331
Mortgage Real Estate Investment Trusts (REITs)	—	640,085	—	640,085
Oil, Gas & Consumable Fuels	—	36,820,483	—	36,820,483
Paper & Forest Products	—	1,062,075	—	1,062,075
Passenger Airlines	—	4,359,801	—	4,359,801
Personal Care Products	—	124,950	—	124,950
Pharmaceuticals	—	12,046,729	—	12,046,729
Real Estate Management & Development	—	1,597,017	—	1,597,017
Retail REITs	—	1,941,883	—	1,941,883
Semiconductors & Semiconductor Equipment	—	6,858,101	—	6,858,101
Software	—	14,907,444	—	14,907,444
Specialty Retail	—	110,220	—	110,220
Technology Hardware, Storage & Peripherals	—	1,362,432	—	1,362,432
Textiles, Apparel & Luxury Goods	—	126,570	—	126,570
Tobacco	—	4,714,468	—	4,714,468
Trading Companies & Distributors	—	358,570	—	358,570
Transportation Infrastructure	—	962,908	—	962,908
Water Utilities	—	1,308,711	—	1,308,711
Wireless Telecommunication Services	—	4,889,960	—	4,889,960
Fixed Rate Loan Interests	—	1,653,885	1,050,275	2,704,160
Floating Rate Loan Interests	—	15,754,424	415,137	16,169,561
Foreign Agency Obligations	—	9,431,539	—	9,431,539
Municipal Bonds	—	22,367,596	—	22,367,596
Non-Agency Mortgage-Backed Securities	—	96,234,584	—	96,234,584
Preferred Securities
Capital Trusts	—	31,904,749	—	31,904,749
Preferred Stocks	—	135,652	—	135,652
Trust Preferred	883,349	—	—	883,349
U.S. Government Sponsored Agency Securities	—	107,617,464	—	107,617,464
U.S. Treasury Obligations	—	141,437,977	—	141,437,977
Short-Term Securities
Money Market Funds	5,455,702	—	—	5,455,702
U.S. Treasury Obligations	—	26,118,422	—	26,118,422
Unfunded Floating Rate Loan Interests(a)	—	786	—	786
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(422)	—	(422)
	$6,453,238	$896,039,252	$3,727,918	$906,220,408
Derivative Financial Instruments(b)
Assets
Credit Contracts	$ —	$ 34,660	$ —	$ 34,660
Foreign Currency Exchange Contracts	—	48,484	—	48,484
Interest Rate Contracts	2,310,649	—	—	2,310,649
Liabilities
Credit Contracts	—	(184,680)	—	(184,680)
Foreign Currency Exchange Contracts	—	(36,582)	—	(36,582)
Interest Rate Contracts	(2,278,089)	—	—	(2,278,089)
	$32,560	$(138,118)	$—	$(105,558)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $351,325,403 are categorized as Level 2 within the fair value hierarchy.

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Core Bond Trust (BHK)

Currency Abbreviation
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

Portfolio Abbreviation
BAB	Build America Bond
BAM	Build America Mutual Assurance Co.
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
DAC	Designated Activity Company
EURIBOR	Euro Interbank Offered Rate
GO	General Obligation Bonds
PIK	Payment-in-Kind
RB	Revenue Bonds
REIT	Real Estate Investment Trust
SG	Syncora Guarantee
SOFR	Secured Overnight Financing Rate
Schedule of Investments